1933 Act File No. 33-50773
                                          1940 Act File No. 811-7115

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              X
                                                                  ----

    Pre-Effective Amendment No.         ....................

    Post-Effective Amendment No.   14   ....................         X
                                 -------                          ----

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      X

    Amendment No.   16  ....................................         X
                  ------                                          ----

                       FEDERATED TOTAL RETURN SERIES, INC.

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire,
                           Federated Investors Tower,
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b)
 X  on May 6, 1998 pursuant to paragraph (b)(1)(v)
    60 days after filing pursuant to paragraph (a) (i) on _______ pursuant to paragraph (a) (i) 75 days after filing pursuant to paragraph (a)(ii) on _________________ pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

     This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                              Copies To:

Matthew G. Maloney, Esquire
Dickstein Shapiro  Morin & Oshinsky LLP
2101 L Street, N.W.
Washington, D.C.  20037

                              CROSS-REFERENCE SHEET


     This Amendment to the Registration Statement of Federated Total Return Series, Inc., which consists of four portfolios: (1) Federated Total Return Bond Fund, (2) Federated Limited Duration Fund (formerly, Federated Total Return Limited Duration Fund), (3) Federated Government Fund, and (4) Federated Limited Duration Government Fund. This filing relates only to Federated Limited Duration Government Fund and is comprised of the following (the remaining references to other portfolios have been kept for easier cross reference):

PART A.    INFORMATION REQUIRED IN A PROSPECTUS.

                                          Prospectus Heading
                                          (Rule 404(c) Cross Reference)

Item 1.     Cover Page....................(1-4) Cover Page.
Item 2.     Synopsis......................(1-4) Summary of Fund Expenses.
Item 3.     Condensed Financial
             Information                  (1-4) Performance Information.
Item 4.     General Description of
             Registrant...................(1-4) General Information; (1-4)
                                          Investment Information; (1-4)
                                          Investment Objective; (1-4)
                                          Investment Policies; (1-4) Investment
                                          Limitations; (1-4) Hub and Spoke
                                          Option.
Item 5.     Management of the Fund........(1-4) Fund Information; (1-4)
                                          Management of the Corporation; (1-4)
                                          Distribution of Institutional/
                                          Institutional Service Shares; (1-4)
                                          Administration of the Fund; (1-4)
                                          Expenses of the Fund and
                                          Institutional/Institutional Service
                                          Shares.
Item 6.     Capital Stock and Other
             Securities...................(1-4) Dividends and Distributions;
                                          (1-4) Shareholder Information; (1-4)
                                           Voting Rights; (1-4) Tax Information;
                                          (1-4) Federal Income Tax; (1-4) State
                                          and Local Taxes; (1-4) Other Classes
                                          of Shares.
Item 7.     Purchase of Securities Being
             Offered......................(1-4) Net Asset Value; (1-4) Investing
                                          in Institutional/ Institutional
                                          Service Shares; (1-4) Share
                                          Purchases; (1-4) Minimum Investment
                                          Required;  (1-4) What Shares Cost;
                                          (1-4) Exchanging Securities
             for Fund Shares; (1-4) Certificates and Confirmations.
Item 8.     Redemption or Repurchase......(1-4) Redeeming Institutional/
                                          Institutional Service Shares; (1-4)
                                          Telephone Redemption; (1-4) Written
                                          Requests; (1-4) Accounts with Low
                                          Balances.
Item 9.     Pending Legal Proceedings.....None.

 PART B.   INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION.

Item 10.    Cover Page....................(1-4) Cover Page.
Item 11.    Table of Contents.............(1-4) Table of Contents.
Item 12.    General Information and
             History......................(1-4) General Information About the
                                          Fund; (1-4) About Federated Investors.
Item 13.    Investment Objectives and
             Policies.....................(1-4) Investment Objective and
                                          Policies; (1-4) Investment
                                          Limitations.
Item 14.    Management of the Fund        (1-4) Federated Total Return Series,
                                          Inc. Management; (1-4) Directors
                                          Compensation.
Item 15.    Control Persons and Principal
             Holders of Securities        (1-4) Fund Ownership.
Item 16.    Investment Advisory and Other
             Services.....................(1-4) Investment Advisory Services;
                                          (1-4) Distribution Plan and
                                          Shareholder Services; (1-4) Other
                                          Services.
Item 17.    Brokerage Allocation..........(1-4) Brokerage Transactions.
Item 18.    Capital Stock and Other
             Securities                   Not Applicable.
Item 19.    Purchase, Redemption and Pricing
            of Securities Being Offered...(1-4) Purchasing Shares; (1-4)
                                           Determining Net Asset Value; (1-4)
                                           Redeeming Shares.
Item 20.    Tax Status....................(1-4) Tax Status.
Item 21.    Underwriters                  Not Applicable.
Item 22.    Calculation of Performance
             Data.........................(1-4) Total Return; (1-4) Yield; (1-4)
                                          Performance Comparisons.
Item 23.    Financial Statements..........(1-3) Incorporated by reference to each portfolio's Annual Report dated
                                          November 30, 1997; (4) Filed
                                          in Part A.






Federated Limited Duration Government Fund
(A Portfolio of Federated Total Return Series, Inc.)
Institutional Shares

Semi-Annual Report and Supplement to Prospectus dated November 30, 1997

A. Please insert the following "Financial Highlights" table for Institutional Shares as page 2 of the Institutional Shares prospectus:

                 FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                                   PERIOD ENDED
                                                                                    (UNAUDITED)
                                                                                     MARCH 31,
                                                                                      1998(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                                                        $10.09
 INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                                                       0.28
   Net realized and unrealized gain (loss) on investments                                      0.03
   Total from investment operations                                                            0.31
 LESS DISTRIBUTIONS
   Distributions from net investment income                                                  (0.29)
   Distributions from net realized gain on investments                                       (0.06)
   Total distributions                                                                       (0.35)
 NET ASSET VALUE, END OF PERIOD                                                              $10.05
 TOTAL RETURN(B)                                                                              3.12%
 RATIOS TO AVERAGE NET ASSETS
   Expenses                                                                                  0.15%*
   Net investment income                                                                     5.89%*
   Expense waiver/reimbursement(c)                                                           6.34%*
 SUPPLEMENTAL DATA
   Net assets, end of period (000 omitted)                                                   $1,634
   Portfolio turnover                                                                          303%

* Computed on an annualized basis.

(a) Reflects operations for the period from October 3, 1997 (date of initial public investment) to March 31, 1998.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

B. Please delete the first paragraph of the sub-section entitled "Voting Rights" on page 12 and replace it with the following: "Each share of the Fund is entitled to one vote at all meetings of shareholders. All shares of all portfolios in the Corporation have equal voting rights except that in matters affecting only a particular portfolio or class of shares, only shares of that portfolio or class of shares are entitled to vote.

As of April 8, 1998, the following shareholders of record owned 25% or more of the outstanding Institutional Shares of the Fund: Lebanon Valley National Bank, Lebanon, Pennsylvania, owned approximately 43,331 Shares (27.91%) and The Fidelity State Bank, Garden City, Kansas, owned approximately 42,304 Shares (27.25%) and therefore, may, for certain purposes, be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders."

C. Please insert the following "Financial Highlights" table for Institutional Service Shares as page 14 of the Institutional Shares prospectus:

             FINANCIAL HIGHLIGHTS--INSTITUTIONAL SERVICE SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                                   PERIOD ENDED
                                                                                    (UNAUDITED)
                                                                                     MARCH 31,
                                                                                      1998(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                                                        $10.09
 INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                                                       0.28
   Net realized and unrealized gain (loss) on investments                                      0.02
   Total from investment operations                                                            0.30
 LESS DISTRIBUTIONS
   Distributions from net investment income                                                  (0.28)
   Distributions from net realized gain on investments                                       (0.06)
   Total distributions                                                                       (0.34)
 NET ASSET VALUE, END OF PERIOD                                                              $10.05
 TOTAL RETURN(B)                                                                              2.97%
 RATIOS TO AVERAGE NET ASSETS
   Expenses                                                                                  0.58%*
   Net investment income                                                                     5.77%*
   Expense waiver/reimbursement(c)                                                           6.76%*
 SUPPLEMENTAL DATA
   Net assets, end of period (000 omitted)                                                   $3,536
   Portfolio turnover                                                                          303%

* Computed on an annualized basis.

(a) Reflects operations for the period from October 3, 1997 (date of initial public investment) to March 31, 1998.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

D. Please insert the following financial statements after the "Financial Highlights" table for Institutional Service Shares:

                          PORTFOLIO OF INVESTMENTS
                 FEDERATED LIMITED DURATION GOVERNMENT FUND
                         MARCH 31, 1998 (UNAUDITED)

     PRINCIPAL
       AMOUNT                                                                             VALUE

 GOVERNMENT OBLIGATIONS--96.7%
 $         1,486,293 Government National Mortgage Association, 7.00% - 9.00%,          $  1,558,423
                     5/15/2027 - 11/15/2017
           3,438,000 United States Treasury Notes, 5.625%, 12/31/1999                     3,441,884
                         Total Government Obligations (identified cost $5,003,401)        5,000,307
 (A)REPURCHASE AGREEMENT--2.7%
             140,000 BT Securities Corp., 5.97%, dated 3/31/1998, due 4/1/1998 (at          140,000
                     amortized cost)
                         Total Investments (identified cost $5,143,401)(b)              $ 5,140,307

(a) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment[s] in the repurchase agreement is through participation in a joint account with other Federated funds.

(b) The cost of investments for federal tax purposes amounts to $5,143,401. The net unrealized depreciation of investments on a federal tax basis amounts to $3,094 which is comprised of $2,067 appreciation and $5,161 depreciation at March 31, 1998.

Note: The categories of investments are shown as a percentage of net assets ($5,169,200) at March 31, 1998.

(See Notes which are an integral part of the Financial Statements)

                     STATEMENT OF ASSETS AND LIABILITIES
                 FEDERATED LIMITED DURATION GOVERNMENT FUND
                         MARCH 31, 1998 (UNAUDITED)

 ASSETS:
 Total investments in securities, at value (identified and tax cost                     $ 5,140,307
 $5,143,401)
 Cash                                                                                           946
 Income receivable                                                                           58,581
   Total assets                                                                           5,199,834
 LIABILITIES:
 Income distribution payable                                                  $ 21,810
 Accrued expenses                                                                8,824
   Total liabilities                                                                         30,634
 Net Assets for 514,580 shares outstanding                                              $ 5,169,200
 NET ASSETS CONSIST OF:
 Paid in capital                                                                        $ 5,145,970
 Net unrealized depreciation of investments                                                  (3,094)
 Accumulated net realized gain on investments                                                26,829
 Distributions in excess of net investment income                                              (505)
   Total Net Assets                                                                     $ 5,169,200
 NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PROCEEDS PER SHARE:
 INSTITUTIONAL SHARES:
 $1,633,550 / 162,616 shares outstanding                                                     $10.05
 INSTITUTIONAL SERVICE SHARES:
 $3,535,650 / 351,964 shares outstanding                                                     $10.05

(See Notes which are an integral part of the Financial Statements)

                           STATEMENT OF OPERATIONS
                 FEDERATED LIMITED DURATION GOVERNMENT FUND
                  PERIOD ENDED MARCH 31, 1998 (UNAUDITED)*

 INVESTMENT INCOME:
 Interest (net of dollar roll expense of $4,281)                                          $ 153,927
 EXPENSES:
 Investment advisory fee                                                     $    10,289
 Administrative personnel and services fee                                        77,288
 Custodian fees                                                                    3,143
 Transfer and dividend disbursing agent fees and expenses                         15,395
 Directors'/Trustees' fees                                                         1,026
 Auditing fees                                                                     5,132
 Legal fees                                                                        2,567
 Portfolio accounting fees                                                        29,280
 Distribution services fee--Institutional Service Shares                           1,013
 Shareholder services fee--Institutional Service Shares                            1,013
 Share registration costs                                                         11,410
 Printing and postage                                                              5,132
 Insurance premiums                                                                1,284
 Taxes                                                                             1,026
 Miscellaneous                                                                     2,569
   Total expenses                                                                167,567
 Waivers and reimbursements--
   Waiver of investment advisory fee                           $  (10,289)
   Waiver of distribution services fee--Institutional Service        (810)
 Shares
   Reimbursement of other operating expenses                     (151,045)
     Total waivers and reimbursements                                          (162,144)
       Net expenses                                                                           5,423
         Net investment income                                                              148,504
 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain on investments                                                            26,834
 Net change in unrealized appreciation (depreciation) of                                    (3,094)
 investments
   Net realized and unrealized gain on investments                                           23,740
     Change in net assets resulting from operations                                       $ 172,244

* For the period from October 3, 1997 (date of initial public investment) to March 31, 1998.

(See Notes which are an integral part of the Financial Statements)

                     STATEMENT OF CHANGES IN NET ASSETS

                 FEDERATED LIMITED DURATION GOVERNMENT FUND

                                                                                 PERIOD ENDED
                                                                                 (UNAUDITED)
                                                                                MARCH 31, 1998*
 INCREASE (DECREASE) IN NET ASSETS:
 Operations--
 Net investment income                                                            $     148,504
 Net realized gain on investments ($26,834 as computed for federal tax                   26,834
 purposes)
 Net change in unrealized depreciation                                                   (3,094)
   Change in net assets resulting from operations                                       172,244
 DISTRIBUTIONS TO SHAREHOLDERS--
 Distributions from net investment income
   Institutional Shares                                                                (127,262)
   Institutional Service Shares                                                         (21,746)
 Distributions from net realized gains
   Institutional Shares                                                                 (28,854)
   Institutional Service Shares                                                              (1)
     Change in net assets resulting from distributions to shareholders (177,863)
 SHARE TRANSACTIONS-- Proceeds from sale of shares 6,911,539 Net asset value of shares issued to shareholders in payment of distributions 27,972 declared Cost of shares redeemed (6,799,116)
   Change in net assets resulting from share transactions                               140,395
     Change in net assets                                                               134,776
 NET ASSETS:
 Beginning of period                                                                  5,034,424
 End of period                                                                    $   5,169,200

* For the period from October 3, 1997 (date of initial public investment) to March 31, 1998.

(See Notes which are an integral part of the Financial Statements)

                        NOTES TO FINANCIAL STATEMENTS
                 FEDERATED LIMITED DURATION GOVERNMENT FUND

                         MARCH 31, 1998 (UNAUDITED)

ORGANIZATION

Federated Total Return Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Federated Limited Duration Government Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. The investment objective of the Fund is to provide total return consistent with current income.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

U.S. government securities, are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

REPURCHASE AGREEMENTS

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/ dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

DOLLAR ROLL TRANSACTIONS

The Fund enters into dollar roll transactions with respect to mortgage securities issued by GNMA, FNMA, and FHLMC, in which the Fund sells mortgage securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. Dollar roll transactions involve "to be announced" securities and are treated as short-term financing arrangements which will not exceed twelve months. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund's current yield and total return.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

CAPITAL STOCK

At March 31, 1998, par value shares ($0.001 per share) authorized were as follows:

                                      NUMBER OF PAR VALUE
       SHARE CLASS NAME            CAPITAL STOCK AUTHORIZED
 Institutional Shares                   1,000,000,000
 Institutional Service Shares           1,000,000,000
 Total shares authorized                2,000,000,000

Transactions in capital stock were as follows:

                                                                             PERIOD ENDED
                                                                            MARCH 31, 1998(A)
INSTITUTIONAL SHARES                                                     SHARES      AMOUNT
Shares sold                                                             335,196    $ 3,375,755
Shares issued to shareholders in payment of distributions declared        2,063         20,769
Shares redeemed                                                        (675,169)    (6,799,007)
Net change resulting from Institutional Share transactions             (337,910)   $(3,402,483)
                                                                              PERIOD ENDED
                                                                            MARCH 31, 1998(A)
 INSTITUTIONAL SERVICE SHARES                                            SHARES        AMOUNT
 Shares sold                                                            351,227      $3,535,784
 Shares issued to shareholders in payment of
 distributions declared                                                     717           7,203
 Shares redeemed                                                            (11)           (109)
 Net change resulting from Institutional Service
 Share transactions                                                     351,933      $3,542,878
 Net change resulting from share transactions                            14,023        $140,395

(a) For the period from October 3, 1997 (date of initial public investment) to March 31, 1998.

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Corporation's Institutional Shares and Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of average daily net assets of the Institutional Shares and Institutional Service Shares, annually, to compensate FSC. FSC may voluntarily choose to waive a portion of this fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Institutional Service Shares for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. Federated Shareholder Services may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended March 31, 1998, were as follows:

 PURCHASES             $15,141,502
 SALES                 $14,975,110

                                  TRUSTEES

                               John F. Donahue

                              Thomas G. Bigley

                             John T. Conroy, Jr.

                          Nicholas P. Constantakis

                             William J. Copeland

                           J. Christopher Donahue

                                James E. Dowd

                           Lawrence D. Ellis, M.D.

                           Edward L. Flaherty, Jr.

                               Peter E. Madden

                             John E. Murray, Jr.

                              Wesley W. Posvar

                              Marjorie P. Smuts

                                  OFFICERS

                               John F. Donahue

                                  Chairman

                               Glen R. Johnson

                                  President

                           J. Christopher Donahue

                          Executive Vice President

                             Edward C. Gonzales

                          Executive Vice President

                              John W. McGonigle

             Executive Vice President, Treasurer, and Secretary

                              Anthony R. Bosch

                             Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

[Graphic]
Federated Investors

Federated Limited Duration Government Fund

(A Portfolio of Federated Total Return Series, Inc.)

Institutional Shares

SEMI-ANNUAL REPORT AND SUPPLEMENT TO PROSPECTUS DATED NOVEMBER 30, 1997

March 31, 1998

[Graphic]
Federated Securities Corp., Distributor
Federated Investors Tower
Pittsburgh, PA 15222-3779
1-800-341-7400
www.federatedinvestors.com


Cusip 31428Q705
G02369-01 (4/98)

[Graphic]


FEDERATED LIMITED DURATION GOVERNMENT FUND

(A Portfolio of Federated Total Return Series, Inc.)

Institutional Shares

PROSPECTUS

The Institutional Shares of Federated Limited Duration Government Fund (the "Fund") offered by this prospectus represent interests in a diversified investment portfolio of Federated Total Return Series, Inc. (the "Corporation"), an open-end, management investment company (a mutual fund).

The investment objective of the Fund is to provide total return consistent with current income. The Fund pursues this investment objective by investing primarily in securities which are guaranteed as to payment of principal and interest by the U.S. government or U.S.
government agencies or instrumentalities.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

This prospectus contains the information you should read and know before you invest in Institutional Shares of the Fund. Keep this prospectus for future reference.



The Fund has also filed a Statement of Additional Information dated November 30, 1997, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information or to make inquiries about the Fund, contact the Fund at the address listed on the back of this prospectus. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated November 30, 1997

TABLE OF CONTENTS



Summary of Fund Expenses                               1

General Information                                    2

Investment Information                                 2
Investment Objective                                   2
Investment Policies                                    2
Investment Limitations                                 8
Hub and Spoke(registered trademark) Option             8

Net Asset Value                                        8

Investing in Institutional Shares                      8
Share Purchases                                        8
Minimum Investment Required                            9
What Shares Cost                                       9
Exchanging Securities for Fund Shares                  9
Confirmations and Account Statements                   9
Dividends and Distributions                            9

Redeeming Institutional Shares                        10
Telephone Redemption                                  10
Written Requests                                      10
Accounts with Low Balances                            10

Fund Information                                      11
Management of the Fund                                11
Distribution of Institutional Shares                  11
Administration of the Fund                            12

Shareholder Information                               12
Voting Rights                                         12

Tax                                                   13
Federal Income Tax                                    13
State and Local Taxes                                 13

Performance Information                               13

Other Classes of Shares                               13


                                         SUMMARY OF FUND EXPENSES

                                           INSTITUTIONAL SHARES

                                      SHAREHOLDER TRANSACTION EXPENSES



        Maximum Sales Charge Imposed on Purchases (as a percentage of offering price) None Maximum Sales Charge Imposed on Reinvested Dividends (as a percentage of offering price) None Contingent Deferred Sales Charge (as a percentage of original purchase price or redemption proceeds, as applicable)
None Redemption Fee (as a percentage of amount redeemed, if applicable) None
Exchange Fee None

                                        ANNUAL OPERATING EXPENSES
                           (As a percentage of projected average net assets)*

Management Fee (after waiver)(1)                                                                 0.11%
12b-1 Fee                                                                                         None
Total Other Expenses                                                                             0.24%
Shareholder Services Fee(2)                                                                0.00%
Total Operating Expenses (after waiver)(3)                                                       0.35%



(1) The estimated management fee has been reduced to reflect the anticipated voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.40%.

(2) Institutional Shares has no present intention of paying or accruing the shareholder services fee during the fiscal year ending September 30, 1998. If Institutional Shares were paying or accruing the shareholder services fee, Institutional Shares would be able to pay up to 0.25% of its average daily net assets for the shareholder services fee. See "Fund Information."

(3) The total operating expenses are estimated to be 0.64% absent the anticipated voluntary waiver of a portion of the management fee.

 * Total Institutional Shares operating expenses are estimated based on average expenses expected to be incurred during the period ending September 30, 1998. During the course of this period, expenses may be more or less than the average amount shown.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Institutional Shares will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Fund Information". Wire-transferred redemptions of less than $5,000 may be subject to additional fees.




EXAMPLE
---------------------------------------------------------------------------------------------------------
You would pay the following expenses on a $1,000 investment, assuming (1) 5%
annual return and (2) redemption at the end of each time period.


1 year                                                                                                $ 4
3 years                                                                                               $11
5 years                                                                                               $20
10 years                                                                                              $44




THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THIS EXAMPLE IS BASED ON ESTIMATED DATA FOR THE INSTITUTIONAL SHARES' FISCAL YEAR ENDING SEPTEMBER 30, 1998.


GENERAL INFORMATION

The Corporation was incorporated under the laws of the State of Maryland on October 11, 1993. The Articles of Incorporation permit the Corporation to offer separate portfolios and classes of shares. As of the date of this prospectus, the Board of Directors (the "Directors") has established two classes of shares for the Fund: Institutional Shares and Institutional Service Shares. This prospectus relates only to the Institutional Shares of the Fund.

Institutional Shares ("Shares") of the Fund are sold primarily to accounts for which financial institutions act in a fiduciary or agency capacity as a convenient means of accumulating an interest in a professionally managed, diversified portfolio of U.S. government securities. A minimum initial investment of $100,000 over a 90-day period is required.

Shares are sold and redeemed at net asset value without a sales charge imposed by the Fund.

INVESTMENT INFORMATION

INVESTMENT OBJECTIVE

The investment objective of the Fund is to provide total return consistent with current income. The investment objective cannot be changed without approval of shareholders. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.

The "total return" sought by the Fund will consist of interest and dividends from underlying securities, or capital appreciation reflected in unrealized increases in value of portfolio securities (realized by the shareholder only upon selling shares) or realized from the purchase and sale of securities, and successful use of futures and options. Generally, over the long term, the total return obtained by a portfolio investing primarily in fixed income securities is not expected to be as great as that obtained by a portfolio that invests primarily in equity securities. At the same time, the market risk and price volatility of a fixed income portfolio is expected to be less than that of an equity portfolio.

INVESTMENT POLICIES

The Fund pursues its investment objective by investing primarily in U.S. government securities. Under normal circumstances, the Fund will invest at least 65% of the value of its total assets in securities that are issued or guaranteed by the U.S. government, its agencies or instrumentalities. The Fund's dollar weighted-average duration will at all times be limited to three years or less. (See the section entitled "Average Portfolio Duration" in this Prospectus.) Unless indicated otherwise, the investment policies may be changed by the Directors without the approval of shareholders.

ACCEPTABLE INVESTMENTS

The Fund invests primarily in U.S. government securities, including mortgage-backed securities. These instruments are either issued or guaranteed by the U.S. government, its agencies, or instrumentalities. These securities include, but are not limited to:

* direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds;

* notes, bonds, discount notes and mortgage-backed securities issued or guaranteed by U.S. government agencies and instrumentalities supported by the full faith and credit of the United States;

* notes, bonds, discount notes and mortgage-backed securities of U.S. government agencies or instrumentalities which receive or have access to federal funding;

* notes, bonds, and discount notes of other U.S. government instrumentalities supported only by the credit of the instrumentalities; and

* asset-backed securities and commercial mortgage securities rated BBB or better by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Group ("Standard & Poor's"), or Fitch Investors Service, Inc. ("Fitch"), or which are of comparable quality in the judgment of the adviser. As a matter of investment policy, which may be changed by the Directors without shareholder approval, the Fund does not intend to invest in asset-backed securities and commercial mortgage securities, but reserves the right to invest in these securities in the future. Shareholders will receive at least 30 days prior notice of any such investment.

The prices of fixed income securities fluctuate inversely to the direction of interest rates.

GOVERNMENT SECURITIES

Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. government are backed by the full faith and credit of the U.S. Treasury. No assurances can be given that the U.S. government will provide financial support to other agencies or instrumentalities, since it is not obligated to do so. The instrumentalities are supported by:

* the issuer's right to borrow an amount limited to a specific line of credit from the U.S. Treasury;

* discretionary authority of the U.S. government to purchase certain obligations of an agency or instrumentality; or

* the credit of the agency or instrumentality.

MORTGAGE-BACKED SECURITIES

The Fund may purchase mortgage-backed securities issued by government and non-government entities such as banks, mortgage lenders, or other financial institutions. A mortgage-backed security is an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Some mortgage-backed securities, such as collateralized mortgage obligations ("CMOs"), make payments of both principal and interest at a variety of intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Mortgage-backed securities are based on different types of mortgages including those on commercial real estate or residential properties. Other types of mortgage-backed securities will likely be developed in the future, and the Fund may invest in them if the investment adviser determines they are consistent with the Fund's investment objective and policies.

The value of mortgage-backed securities may change due to shifts in the market's perception of issuers. In addition, regulatory or tax changes may adversely affect the mortgage securities market as a whole. Non- government mortgage-backed securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than government issues. Mortgage-backed securities are subject to prepayment risk. Prepayment, which occurs when unscheduled or early payments are made on the underlying mortgages, may shorten the effective maturities of these securities and may lower their total returns.

ADJUSTABLE RATE MORTGAGE SECURITIES ("ARMS")

ARMS are pass-through mortgage securities with adjustable rather than fixed interest rates. The ARMS in which the Fund invests generally are issued by Ginnie Mae, Fannie Mae, and Freddie Mac and are actively traded. The underlying mortgages which collateralize ARMS issued by Ginnie Mae are fully guaranteed by the Federal Housing Administration or Veterans Administration, while those collateralizing ARMS issued by Fannie Mae or Freddie Mac are typically conventional residential mortgages conforming to strict underwriting size and maturity constraints.

COLLATERALIZED MORTGAGE OBLIGATIONS

CMOs are debt obligations collateralized by mortgage loans or mortgage pass-through securities. Typically, CMOs are collateralized by Ginnie Mae, Fannie Mae or Freddie Mac certificates, but may be collateralized by whole loans or private pass-through securities. CMOs may have fixed or floating rates of interest.

The Fund will invest only in CMOs that are rated A or better by a nationally recognized statistical rating organization. The Fund may also invest in certain CMOs which are issued by private entities such as investment banking firms and companies related to the construction industry. The CMOs in which the Fund may invest may be: (i) securities which are collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government; (ii) securities which are collateralized by pools of mortgages in which payment of principal and interest is guaranteed by the issuer and such guarantee is collateralized by U.S. government securities; (iii) collateralized by pools of mortgages in which payment of principal and interest is dependent upon the underlying pool of mortgages with no U.S. government guarantee; or (iv) other securities in which the proceeds of the issuance are invested in mortgage-backed securities and payment of the principal and interest is supported by the credit of an agency or instrumentality of the U.S. government.



REAL ESTATE MORTGAGE INVESTMENT CONDUITS ("REMICS")



REMICs are offerings of multiple class mortgage-backed securities which qualify and elect treatment as such under provisions of the Internal Revenue Code. Issuers of REMICs may take several forms, such as trusts, partnerships, corporations, associations, or segregated pools of mortgages. Once REMIC status is elected and obtained, the entity is not subject to federal income taxation. Instead, income is passed through the entity and is taxed to the person or persons who hold interests in the REMIC. A REMIC interest must consist of one or more classes of "regular interests," some of which may offer adjustable rates of interest, and a single class of "residual interests." To qualify as a REMIC, substantially all the assets of the entity must be in assets directly or indirectly secured principally by real property.

STRIPPED MORTGAGE-BACKED SECURITIES



The Fund may invest in stripped mortgage-backed securities. Stripped mortgage-backed securities are derivative multiclass securities which may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, such as savings associations, mortgage banks, commercial banks, investment banks, and special purpose subsidiaries of the foregoing organizations. The market volatility of stripped mortgage-backed securities tends to be greater than the market volatility of the other types of mortgage-related securities in which the Fund invests. Principal-only stripped mortgage-backed securities are used primarily to hedge against interest rate risk to the capital assets of the Fund in a changing interest rate environment. Interest-only stripped mortgage-backed securities yield to maturity is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage-backed securities. It is possible that the Fund might not recover its original investment on interest-only stripped mortgage-backed securities if there are substantial prepayments on the underlying mortgages. Interest-only stripped mortgage-backed securities generally increase in value as interest rates rise and decrease in value as interest rates fall, counter to changes in value experienced by most fixed income securities.



ASSET-BACKED SECURITIES

Asset-backed securities have structural characteristics similar to mortgage-backed securities but have underlying assets that generally are not mortgage loans or interests in mortgage loans. The Fund may invest in asset-backed securities including, but not limited to, interests in pools of receivables, such as motor vehicle installment purchase obligations and credit card receivables, equipment leases, manufactured housing (mobile home) leases, or home equity loans. These securities may be in the form of pass-through instruments or asset-backed bonds. The securities are issued by non-governmental entities and carry no direct or indirect government guarantee.

INVESTMENT RISKS OF MORTGAGE-BACKED AND
ASSET-BACKED SECURITIES

Mortgage-backed and asset-backed securities generally pay back principal and interest over the life of the security. At the time the Fund reinvests the payments and any unscheduled prepayments of principal received, the Fund may receive a rate of interest which is actually lower than the rate of interest paid on these securities ("prepayment risks"). Mortgage-backed and asset-backed securities are subject to higher prepayment risks than most other types of debt instruments with prepayment risks because the underlying mortgage loans or the collateral supporting asset-backed securities may be prepaid without penalty or premium. Prepayment risks on mortgage-backed securities tend to increase during periods of declining mortgage interest rates because many borrowers refinance their mortgages to take advantage of the more favorable rates. Prepayments on mortgage-backed securities are also affected by other factors, such as the frequency with which people sell their homes or elect to make unscheduled payments on their mortgages. Although asset-backed securities generally are less likely to experience substantial prepayments than are mortgage-backed securities, certain factors that affect the rate of prepayments on mortgage-backed securities also affect the rate of prepayments on asset-backed securities.

While mortgage-backed securities generally entail less risk of a decline during periods of rising interest rates, mortgage-backed securities may also have less potential for capital appreciation than other similar investments (e.g., investments with comparable maturities) because as interest rates decline, the likelihood increases that mortgages will be prepaid. Furthermore, if mortgage-backed securities are purchased at a premium, mortgage foreclosures and unscheduled principal payments may result in some loss of a holder's principal investment to the extent of the premium paid. Conversely, if mortgage-backed securities are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal would increase current and total returns and would accelerate the recognition of income, which would be taxed as ordinary income when distributed to shareholders.

Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same security interest in the related collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of asset-backed securities backed by motor vehicle installment purchase obligations permit the servicer of such receivables to retain possession of the underlying obligations. If the servicer sells these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. Further, if a vehicle is registered in one state and is then re-registered because the owner and obligor moves to another state, such re-registration could defeat the original security interest in the vehicle in certain cases. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

CREDIT ENHANCEMENT

Certain of the Fund's acceptable investments may have been credit- enhanced by a guaranty, letter of credit or insurance. The Fund typically evaluates the credit quality and ratings of credit-enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement (the "credit enhancer"), rather than the issuer. Generally, the Fund will not treat credit-enhanced securities as having been issued by the credit enhancer for diversification purposes. However, under certain circumstances applicable regulations may require the Fund to treat the securities as having been issued by both the issuer and the credit enhancer. The bankruptcy, receivership or default of the credit enhancer will adversely affect the quality and marketability of the underlying security.

DEMAND FEATURES

The Fund may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities or by another third party, and may not be transferred separately from the underlying security. The Fund uses these arrangements to provide the Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security are treated as a form of credit enhancement.

INTEREST RATE SWAPS

As one way of managing its exposure to different types of investments, the Fund may enter into interest rate swaps, currency swaps, and other types of swap agreements such as caps, collars, and floors. Depending on how they are used, swap agreements may increase or decrease the overall volatility of the Fund's investments, its share price and yield.

Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on the Fund's performance. Swap agreements are subject to risks related to the counterparty's ability to perform, and may decline in value if the counterparty's creditworthiness deteriorates. The Fund may also suffer losses if it is unable to terminate outstanding swap agreements to reduce its exposure through offsetting transactions. When the Fund enters into a swap agreement, assets of the Fund equal to the value of the swap agreement will be segregated by the Fund.

FINANCIAL FUTURES AND OPTIONS ON FUTURES

The Fund may purchase and sell financial futures contracts to hedge all or a portion of its portfolio against changes in interest rates. Financial futures contracts call for the delivery of particular debt instruments at a certain time in the future. The seller of the contract agrees to make delivery of the type of instrument called for in the contract and the buyer agrees to take delivery of the instrument at the specified future time.

The Fund may also write call options and purchase put options on financial futures contracts as a hedge to attempt to protect securities in its portfolio against decreases in value. When the Fund writes a call option on a futures contract, it is undertaking the obligation of selling a futures contract at a fixed price at any time during a specified period if the option is exercised. Conversely, as purchaser of a put option on a futures contract, the Fund is entitled (but not obligated) to sell a futures contract at the fixed price during the life of the option.

The Fund may not purchase or sell futures contracts or related options if immediately thereafter the sum of the amount of margin deposits on the Fund's existing futures positions and premiums paid for related options would exceed 5% of the market value of the Fund's total assets. When the Fund purchases a futures contract, an amount of cash and cash equivalents, equal to the underlying commodity value of the futures contract (less any related margin deposits), will be deposited in a segregated account with the Fund's custodian (or the broker, if legally permitted) to collateralize the position and thereby insure that the use of such futures contract is unleveraged.

RISKS

When the Fund uses financial futures and options on financial futures as hedging devices, there is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the prices of the securities in the Fund's portfolio. This may cause the futures contract and any related options to react differently than the portfolio securities to market changes. In addition, the Fund's investment adviser could be incorrect in its expectations about the direction or extent of market factors such as interest rate movements. In these events, the Fund may lose money on the futures contract or option. It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the investment adviser will consider liquidity before entering into options transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract or option at any particular time. The Fund's ability to establish and close out futures and options positions depends on this secondary market.

DERIVATIVE CONTRACTS AND SECURITIES

The term "derivative" has traditionally been applied to certain contracts (including, futures, forward, option and swap contracts) that "derive" their value from changes in the value of an underlying security, currency, commodity or index. Certain types of securities that incorporate the performance characteristics of these contracts are also referred to as "derivatives." Some securities, such as stock rights, warrants and convertible securities, although not typically referred to as derivatives, contain options that may affect their value and performance. Derivative contracts and securities can be used to reduce or increase the volatility of an investment portfolio's total performance. While the response of certain derivative contracts and securities to market changes may differ from traditional investments, such as stocks and bonds, derivatives do not necessarily present greater market risks than traditional investments. The Fund will only use derivative contracts for the purposes disclosed in the applicable prospectus sections above. To the extent that the Fund invests in securities that could be characterized as derivatives, it will only do so in a manner consistent with its investment objective, policies and limitations.

LEVERAGE AND BORROWING



The Fund is authorized to borrow money from banks or otherwise in an amount up to 33 1/3% of the Fund's total assets (including the amount borrowed), less all liabilities and indebtedness other than the bank or other borrowing. This limitation may not be changed without the approval of shareholders. The Fund is also authorized to borrow an additional 5% of its total assets without regard to the foregoing limitation for temporary purposes such as clearance of portfolio transactions and share repurchases. The Fund will only borrow when there is an expectation that it will benefit the Fund after taking into account considerations such as interest income and possible gains or losses upon liquidation. The Fund also may borrow in order to effect share purchases and tender offers.



Borrowing by the Fund creates an opportunity for increased net income but, at the same time, creates special risk considerations. For example, leveraging may exaggerate changes in the net asset value of the Fund shares and in the yield on the Fund's portfolio. Although the principal of such borrowings will be fixed, the Fund's assets may change in value during the time the borrowing is outstanding. Borrowing will create interest expenses for the Fund which can exceed the income from the assets retained. To the extent the income derived from securities purchased with borrowed funds exceeds the interest the Fund will have to pay, the Fund's net income will be greater than if borrowing were not used. Conversely, if the income from the assets retained with borrowed funds is not sufficient to cover the cost of borrowing, the net income of the Fund will be less than if borrowing were not used, and therefore the amount available for distribution to shareholders as dividends will be reduced. The Fund may also borrow for emergency purposes, for the payment of dividends for share repurchases or for the clearance of transactions.

The Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument in return for a percentage of the instrument's market value in cash and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but does not ensure this result. When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are: segregated on the Trust's records at the trade date; marked to market daily; and maintained until the transaction is settled.



The Fund may enter into "dollar rolls" in which the Fund sells securities for delivery in the current month and simultaneously contracts to purchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. A "covered dollar roll" is a specific type of dollar roll for which there is an offsetting cash position or a cash equivalent security position which matures on or before the forward settlement date of the dollar roll transaction. To the extent that dollar rolls are not covered rolls, they will be included in the 33 1/3% borrowing limit.



The Fund expects that some of its borrowings may be made on a secured basis. In such situations, either the custodian will segregate the pledged assets for the benefit of the lender or arrangements will be made with (i) the lender to act as a subcustodian if the lender is a bank or otherwise qualifies as a custodian of investment company assets or (ii) a suitable subcustodian. Because few or none of its assets will consist of margin securities, the Fund does not expect to borrow on margin.

REPURCHASE AGREEMENTS

Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or other securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.

RESTRICTED AND ILLIQUID SECURITIES

The Fund intends to invest in restricted securities. Restricted securities are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies, but which are subject to restriction on resale under federal securities law. The Fund will limit investments in illiquid securities, including certain restricted securities not determined by the Directors to be liquid, interest rate swaps, non-negotiable time deposits, and repurchase agreements providing for settlement in more than seven days after notice, to 15% of the value of its net assets.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Fund may invest its assets in securities of other investment companies as an efficient means of carrying out its investment policies. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Fund in shares of other investment companies may be subject to such duplicate expenses.

LENDING OF PORTFOLIO SECURITIES

In order to generate additional income, the Fund may lend portfolio securities on a short-term or long-term basis, to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the investment adviser has determined are creditworthy and will receive collateral in the form of cash or U.S. government securities equal to at least 100% of the value of the securities loaned.

AVERAGE PORTFOLIO DURATION

Although the Fund will not maintain a stable net asset value, the adviser will seek to limit, to the extent consistent with the Fund's investment objective of total return, the magnitude of fluctuations in the Fund's net asset value by limiting the dollar-weighted average duration of the Fund's portfolio. Duration is a commonly used measure of the potential volatility of the price of a debt security, or the aggregate market value of a portfolio of debt securities, prior to maturity. Securities with shorter durations generally have less volatile prices than securities of comparable quality with longer durations. The Fund should be expected to maintain a higher average duration during periods of falling interest rates, and a lower average duration during periods of rising interest rates. In any event, the Fund's dollar-weighted average duration will not exceed three years.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may purchase U.S. government securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.

The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.
PORTFOLIO TURNOVER
The Fund does not attempt to set or meet any specific portfolio rate, since turnover is incidental to transactions undertaken in an attempt to achieve the Fund's investment objective. High turnover rates may result in higher brokerage commissions and capital gains. See "Tax Information" in this prospectus. INVESTMENT LIMITATIONS The following limitation may be changed by the Directors without shareholder approval. Shareholders will be notified before any material change in this limitation becomes effective. The Fund will not invest more than 15% of the value of its net assets in securities which are illiquid, including repurchase agreements providing for settlement in more than seven days after notice.

HUB AND SPOKE [REGISTERED TRADEMARK] OPTION

If the Directors determine it to be in the best interest of the Fund and its shareholders, the Fund may in the future seek to achieve its investment objective by investing all of its assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those applicable to the Fund. It is expected that any such investment company would be managed in substantially the same manner as the Fund.

The initial shareholder of the Fund (which is an affiliate of Federated Securities Corp.) voted to vest authority to use this investment structure in the sole discretion of the Directors. No further approval of shareholders is required. Shareholders will receive at least 30 days prior notice of any such investment.

In making its determination, the Directors will consider, among other things, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiencies. Although it is expected that the Directors will not approve an arrangement that is likely to result in higher costs, no assurance is given that costs will remain the same or be materially reduced if this investment structure is implemented.
NET ASSET VALUE
The Fund's net asset value per Share fluctuates. The net asset value for Shares is determined by dividing the sum of the market value of all securities and all other assets, less liabilities, by the number of Shares outstanding. The net asset value for Shares may exceed that of Institutional Service Shares due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.
INVESTING IN INSTITUTIONAL SHARES
SHARE PURCHASES
Shares are sold at their net asset value, without a sales charge, next determined after an order is received on days on which the New York Stock Exchange is open for business. Shares may be purchased either by wire or mail. To purchase shares of the Fund, open an account by calling Federated Securities Corp. Information needed to establish the account will be taken over the telephone. The Fund reserves the right to reject any purchase request. BY WIRE To purchase shares of the Fund by Federal Reserve wire, call the Fund before 4:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) on the next business day following the order. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, Massachusetts; Attention: EDGEWIRE; For Credit to:
Federated Limited Duration Government Fund -- Institutional Shares; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Order Number; Nominee or Institution Name; ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.

By Mail

To purchase shares of the Fund by mail, send a check made payable to Federated Limited Duration Government Fund -- Institutional Shares to: Federated Shareholder Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600. Orders by mail are considered received when payment by check is converted by State Street Bank and Trust Company ("State Street Bank") into federal funds. This is normally the next business day after State Street Bank receives the check.

MINIMUM INVESTMENT REQUIRED

The minimum initial investment in the Fund is $100,000 plus any non-affiliated bank or broker's fee. However, an account may be opened with a smaller amount as long as the $100,000 minimum is reached within 90 days. An institutional investor's minimum investment will be calculated by combining all accounts it maintains with the Fund. Accounts established through a non-affiliated bank or broker may be subject to a smaller minimum investment. WHAT SHARES COST Shares are sold at their net asset value next determined after an order is received. There is no sales charge imposed by the Fund. Investors who purchase Shares through a financial intermediary may be charged a service fee by that financial intermediary.

The net asset value is determined as of the close of trading (normally 4:00 p.m., Eastern time), on the New York Stock Exchange, Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no shares are tendered for redemption and no orders to purchase shares are received; or (iii) the following holidays: New Year's Day, Presidents' Day, Martin Luther King Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

EXCHANGING SECURITIES FOR FUND SHARES
The Fund may accept securities in exchange for Shares. The Fund will allow such exchanges only upon the prior approval of the Fund and a determination by the Fund and the adviser that the securities to be exchanged are acceptable. Any securities exchanged must meet the investment objective and policies of the Fund, and must have a readily ascertainable market value. The market value of any securities exchanged in an initial investment, plus any cash, must be at least equal to the minimum investment in the Fund. The Fund acquires the exchanged securities for investment and not for resale. Securities accepted by the Fund will be valued in the same manner as the Fund values its assets. The basis of the exchange will depend on the net asset value of Shares on the day the securities are valued. One Share will be issued for the equivalent amount of securities accepted. Any interest earned on the securities prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription or other rights attached to the securities become the property of the Fund, along with the securities. If an exchange is permitted, it will be treated as a sale for federal income tax purposes. Depending upon the cost basis of the securities exchanged for Shares, a gain or loss may be realized by the investor.

CONFIRMATIONS AND ACCOUNT STATEMENTS
Shareholders will receive detailed confirmations of transactions. In addition, shareholders will receive periodic statements reporting all account activity, including dividends paid. The Fund will not issue share certificates.

DIVIDENDS AND DISTRIBUTIONS
Dividends are declared daily and paid monthly. Distributions of any net realized long-term capital gains will be made at least once every twelve months. Dividends and distributions are automatically reinvested in additional Shares on payment dates at net asset value, unless cash payments are requested by shareholders on the application or by writing to Federated Securities Corp. Dividends are declared just prior to determining net asset value. If an order for Shares is placed on the preceding business day, Shares purchased by wire begin earning dividends on the business day wire payment is received by State Street Bank. If the order for Shares and payment by wire are received on the same day, Shares begin earning dividends on the next business day. Shares purchased by check begin earning dividends on the business day after the check is converted, upon instruction of the transfer agent, into federal funds. Shares earn dividends through the business day that proper redemption instructions are received by State Street Bank. REDEEMING INSTITUTIONAL SHARES The Fund redeems Shares at their net asset value next determined after the Fund receives the redemption request. Investors who redeem Shares through a financial intermediary may be charged a service fee by that financial intermediary. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made by telephone request or by written request. TELEPHONE REDEMPTION Shareholders may redeem their Shares by telephoning the Fund before 4:00 p.m. (Eastern time). The proceeds will normally be wired the following business day, but in no event more than seven days, to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. Proceeds from redemption requests received on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement. If at any time the Fund shall determine it necessary to terminate or modify this method of redemption, shareholders will be promptly notified. An authorization form permitting the Fund to accept telephone requests must first be completed. Authorization forms and information on this service are available from Federated Securities Corp. Telephone redemption instructions may be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as "Written Requests," should be considered. WRITTEN REQUESTS Shares may be redeemed in any amount by mailing a written request to: Federated Shareholder Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above. The written request should state: the Fund name and the class designation; the account name as registered with the Fund; the account number; and the number of Shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the Shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed. Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution,"as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public. ACCOUNTS WITH LOW BALANCES Due to the high cost of maintaining accounts with low balances, the Fund may redeem Shares in any account, and pay the proceeds to the shareholder, if the account balance falls below a required minimum value of $100,000 due to shareholder redemptions. This requirement does not apply, however, if the balance falls below $100,000 because of changes in the Fund's net asset value. Before Shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional Shares to meet the minimum requirement. FUND INFORMATION MANAGEMENT OF THE FUND BOARD OF DIRECTORS The Fund is managed by a Board of Directors. The Directors are responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. The Executive Committee of the Board of Directors handles the Directors' responsibilities between meetings of the Directors. INVESTMENT ADVISER Investment decisions for the Fund are made by Federated Management, the Fund's investment adviser, subject to direction by the Directors. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund. ADVISORY FEES

The Fund's adviser receives an annual investment advisory fee equal to 0.40% of the Fund's average daily net assets. Under the investment advisory contract, which provides for voluntary waivers of expenses by the adviser, the adviser may voluntarily waive some or all of its fee. The adviser can terminate this voluntary waiver of some or all of its advisory fee at any time at its sole discretion.

ADVISER'S BACKGROUND
Federated Management, a Delaware business trust organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors. Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $110 billion invested across over 300 funds under management and/or administration by its subsidiaries, as of December 31, 1996, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 2,000 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,500 financial institutions nationwide.

Both the Corporation and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interests. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Directors and could result in severe penalties.

Susan M. Nason has been a portfolio manager of the Fund since inception. Ms. Nason joined Federated Investors in 1987 and has been a Senior Vice President of the Fund's investment adviser since April 1997. Ms. Nason served as a Vice President of the investment adviser from 1993 to 1997, and as an Assistant Vice President of the investment adviser from 1990 until 1992. Ms. Nason is a Chartered Financial Analyst and received her M.S.I.A. concentrating in Finance from Carnegie Mellon University.
Todd A. Abraham has been a portfolio manager of the Fund since inception. Mr. Abraham joined Federated Investors in 1993 as an Investment Analyst and has been an Assistant Vice President of the Fund's investment adviser since 1995. Mr. Abraham served as a Portfolio Analyst at Ryland Mortgage Co. from 1992 to 1993. Mr. Abraham received his M.B.A. in Finance from Loyola College.
Robert J. Ostrowski has a portfolio manager of the Fund since inception. Mr. Ostrowski joined Federated Investors in 1987 as an Investment Analyst and has been a Vice President of the Fund's investment adviser since 1993. From 1990 to 1992, he served as an Assistant Vice President. Mr. Ostrowski is a Chartered Financial Analyst. He received his M.S.I.A. concentrating in Finance from Carnegie Mellon University.

DISTRIBUTION OF INSTITUTIONAL SHARES
Federated Securities Corp. is the principal distributor for Institutional Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.
SHAREHOLDER SERVICES

the Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to 0.25% of the average daily net asset value of the Institutional Shares, computed at an annual rate, to obtain certain personal services for shareholders and to maintain shareholder accounts. From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon Shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services. Currently, Institutional Shares are accruing no shareholder services fees. Shareholders will be notified if this changes.

SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS In addition to payments made pursuant to the Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of Shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund's investment adviser or its affiliates. ADMINISTRATION OF THE FUND ADMINISTRATIVE SERVICES Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at an annual rate which relates to the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors as specified below:

  MAXIMUM                AVERAGE AGGREGATE DAILY
    FEE                        NET ASSETS
------------      ------------------------------------
   0.150%               on the first $250 million
   0.125%               on the next $250 million
   0.100%               on the next $250 million
   0.075%          on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose to voluntarily waive a portion of its fee.
SHAREHOLDER INFORMATION
VOTING RIGHTS

Each Share of the Fund is entitled to one vote at all meetings of shareholders. All shares of all portfolios in the Corporation have equal voting rights except that in matters affecting only a particular portfolio or class of shares, only shares of that portfolio or class of shares are entitled to vote. As of October 28, 1997, Edgewood Services, Inc., who was the record owner of 153,879 (30.11%) and Federated Management Co., who was the record owner of 251,239 (49.15%) of the Institutional Shares and Federated Services Company, who was the record owner of 19 (76.01%) of the Institutional Service Shares of the Fund, may for certain purposes be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.

The Fund is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Fund's operation and for the election of Directors under certain circumstances. Directors may be removed by a majority vote of the shareholders at a special meeting. A special meeting of shareholders shall be called by the Directors upon the request of shareholders owning at least 10% of the Corporation's outstanding shares of all series entitled to vote. TAX INFORMATION FEDERAL INCOME TAX The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Corporation's other portfolios will not be combined for tax purposes with those realized by the Fund. Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions, received. This applies whether dividends and distributions are received in cash or as additional shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long the shareholders have held their shares. Information on the tax status of dividends and distributions is provided annually. STATE AND LOCAL TAXES Shares are exempt from personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws. PERFORMANCE INFORMATION From time to time, the Fund advertises its total return and yield. Total return represents the change, over a specified period of time, in the value of an investment in the Fund after reinvesting all income and capital gains distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage. The yield of the Fund is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the Fund over a thirty-day period by the maximum offering price per share of the Fund on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by the Fund and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

Shares are sold without any sales charge or other similar non-recurring charges.

Total return and yield will be calculated separately for Institutional Shares and Institutional Service Shares. From time to time, advertisements for the Fund's Institutional Shares may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's Institutional Shares performance to certain indices.

OTHER CLASSES OF SHARES

The Fund also offers another class of shares called Institutional Service Shares which are sold at net asset value to accounts for financial institutions and are subject to a minimum initial investment of $25,000 over a 90-day period.

Institutional Service Shares are distributed under a 12b-1 Plan adopted by the Fund and are also subject to shareholder services fees.

Institutional Service Shares and Institutional Shares are subject to certain of the same expenses. Expense differences, however, between Institutional Service Shares and Institutional Shares may affect the performance of each class.

To obtain more information and a prospectus for Institutional Service Shares, investors may call 1-800-341-7400.

[LOGO OMITTED] FEDERATED INVESTORS
FEDERATED LIMITED DURATION GOVERNMENT FUND

(A portfolio of Federated Total Return Series, Inc.)

Institutional Shares
PROSPECTUS



NOVEMBER 30, 1997



A Diversified Portfolio of Federated Total Return Series, Inc., an Open-End, Management Investment Company


FEDERATED LIMITED DURATION GOVERNMENT FUND
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER
Federated Management
Federated Investors Tower
Pittsburgh, PA 15222-3779

CUSTODIAN
State Street Bank and
Trust Company
c/o Federated
Services Company
P.O. Box 8600
Boston, MA 02266-8600

TRANSFER AGENT
AND DIVIDEND
DISBURSING AGENT
Federated Shareholder
Services Company
P.O. Box 8600
Boston, MA 02266-8600

INDEPENDENT AUDITORS
Ernst & Young LLP
One Oxford Centre
Pittsburgh, PA 15219




Federated Securities Corp., Distributor

Federated Investors Tower
Pittsburgh, PA 15222-3779

1-800-341-7400

WWW.federatedinvestors.com

Cusip 31428Q705

G01923-01-IS (11/97)


Federated Limited Duration Government Fund
(A Portfolio of Federated Total Return Series, Inc.)
Institutional Service Shares
Semi-Annual Report and Supplement to Prospectus dated November 30, 1997
A. Please insert the following "Financial Highlights" table for Institutional Service Shares as page 2 of the Institutional
Service Shares prospectus:
FINANCIAL HIGHLIGHTS--INSTITUTIONAL SERVICE SHARES
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                          PERIOD ENDED
                                                           (UNAUDITED)
                                                       MARCH 31, 1998(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                         $10.09
 INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                        0.28
   Net realized and unrealized gain (loss) on                   0.02
 investments
   Total from investment operations                             0.30
 LESS DISTRIBUTIONS
   Distributions from net investment income                   (0.28)
   Distributions from net realized gain on investments        (0.06)
   Total distributions                                        (0.34)
 NET ASSET VALUE, END OF PERIOD                               $10.05
 TOTAL RETURN(B)                                               2.97%
 RATIOS TO AVERAGE NET ASSETS
   Expenses                                                   0.58%*
   Net investment income                                      5.77%*
   Expense waiver/reimbursement(c)                            6.76%*
 SUPPLEMENTAL DATA
   Net assets, end of period (000 omitted)                    $3,536
   Portfolio turnover                                           303%

* Computed on an annualized basis.

(a) Reflects operations for the period from October 3, 1997 (date of initial public investment) to March 31, 1998.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

B. Please delete the first paragraph of the sub-section entitled "Voting Rights" on page 12 and replace it with the following:

"Each share of the Fund is entitled to one vote at all meetings of shareholders. All shares of all portfolios in the Corporation have equal voting rights except that in matters affecting only a particular portfolio or class of shares, only shares of that portfolio or class of shares are entitled to vote.

As of April 8, 1998, the following shareholders of record owned 25% or more of the outstanding Institutional Service Shares of the Fund: Charlotte County Day School, Charlotte, North Carolina, owned approximately 258,230 Shares (73.07%) and PCA International Inc., Matthews, North Carolina, owned approximately 95,161 Shares (26.93%) and therefore, may, for certain purposes, be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders."

C. Please insert the following "Financial Highlights" table for Institutional Shares as page 14 of the Institutional Service Shares prospectus:

FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                          PERIOD ENDED
                                                           (UNAUDITED)
                                                         MARCH 31, 1998(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                         $10.09
 INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                        0.28
   Net realized and unrealized gain (loss) on                   0.03
 investments
   Total from investment operations                             0.31
 LESS DISTRIBUTIONS
   Distributions from net investment income                   (0.29)
   Distributions from net realized gain on investments        (0.06)
   Total distributions                                        (0.35)
 NET ASSET VALUE, END OF PERIOD                               $10.05
 TOTAL RETURN(B)                                               3.12%
 RATIOS TO AVERAGE NET ASSETS
   Expenses                                                   0.15%*
   Net investment income                                      5.89%*
   Expense waiver/reimbursement(c)                            6.34%*
 SUPPLEMENTAL DATA
   Net assets, end of period (000 omitted)                    $1,634
   Portfolio turnover                                           303%

* Computed on an annualized basis.

(a) Reflects operations for the period from October 3, 1997 (date of initial public investment) to March 31, 1998.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

D. Please insert the following financial statements after the "Financial Highlights" table for Institutional Shares:

                      PORTFOLIO OF INVESTMENTS
                 FEDERATED LIMITED DURATION GOVERNMENT FUND
                         MARCH 31, 1998 (UNAUDITED)

     PRINCIPAL
       AMOUNT                                                                             VALUE

 GOVERNMENT OBLIGATIONS--96.7%
 $         1,486,293 Government National Mortgage Association, 7.00% - 9.00%,          $  1,558,423
                     5/15/2027 - 11/15/2017
           3,438,000 United States Treasury Notes, 5.625%, 12/31/1999                     3,441,884
                         Total Government Obligations (identified cost $5,003,401)        5,000,307
 (A)REPURCHASE AGREEMENT--2.7%
             140,000 BT Securities Corp., 5.97%, dated 3/31/1998, due 4/1/1998 (at          140,000
                     amortized cost)
                         Total Investments (identified cost $5,143,401)(b)              $ 5,140,307

(a) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment[s] in the repurchase agreement is through participation in a joint account with other Federated funds.

(b) The cost of investments for federal tax purposes amounts to $5,143,401. The net unrealized depreciation of investments on a federal tax basis amounts to $3,094 which is comprised of $2,067 appreciation and $5,161 depreciation at March 31, 1998.

Note: The categories of investments are shown as a percentage of net assets ($5,169,200) at March 31, 1998.

(See Notes which are an integral part of the Financial Statements)

STATEMENT OF ASSETS AND LIABILITIES
FEDERATED LIMITED DURATION GOVERNMENT FUND
MARCH 31, 1998 (UNAUDITED)

 ASSETS:
 Total investments in securities, at value (identified and tax cost                     $ 5,140,307
 $5,143,401)
 Cash                                                                                           946
 Income receivable                                                                           58,581
   Total assets                                                                           5,199,834
 LIABILITIES:
 Income distribution payable                                                  $ 21,810
 Accrued expenses                                                                8,824
   Total liabilities                                                                         30,634
 Net Assets for 514,580 shares outstanding                                              $ 5,169,200
 NET ASSETS CONSIST OF:
 Paid in capital                                                                        $ 5,145,970
 Net unrealized depreciation of investments                                                  (3,094)
 Accumulated net realized gain on investments                                                26,829
 Distributions in excess of net investment income                                              (505)
   Total Net Assets                                                                     $ 5,169,200
 NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PROCEEDS PER SHARE:
 INSTITUTIONAL SHARES:
 $1,633,550 / 162,616 shares outstanding                                                     $10.05
 INSTITUTIONAL SERVICE SHARES:
 $3,535,650 / 351,964 shares outstanding                                                     $10.05

(See Notes which are an integral part of the Financial Statements)

STATEMENT OF OPERATIONS
FEDERATED LIMITED DURATION GOVERNMENT FUND
PERIOD ENDED MARCH 31, 1998 (UNAUDITED)*

 INVESTMENT INCOME:
 Interest (net of dollar roll expense of $4,281)                                          $ 153,927
 EXPENSES:
 Investment advisory fee                                                     $    10,289
 Administrative personnel and services fee                                        77,288
 Custodian fees                                                                    3,143
 Transfer and dividend disbursing agent fees and expenses                         15,395
 Directors'/Trustees' fees                                                         1,026
 Auditing fees                                                                     5,132
 Legal fees                                                                        2,567
 Portfolio accounting fees                                                        29,280
 Distribution services fee--Institutional Service Shares                           1,013
 Shareholder services fee--Institutional Service Shares                            1,013
 Share registration costs                                                         11,410
 Printing and postage                                                              5,132
 Insurance premiums                                                                1,284
 Taxes                                                                             1,026
 Miscellaneous                                                                     2,569
   Total expenses                                                                167,567
 Waivers and reimbursements--
   Waiver of investment advisory fee                           $  (10,289)
   Waiver of distribution services fee--Institutional Service        (810)
 Shares
   Reimbursement of other operating expenses                     (151,045)
     Total waivers and reimbursements                                          (162,144)
       Net expenses                                                                           5,423
         Net investment income                                                              148,504
 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain on investments                                                            26,834
 Net change in unrealized appreciation (depreciation) of                                    (3,094)
 investments
   Net realized and unrealized gain on investments                                           23,740
     Change in net assets resulting from operations                                       $ 172,244

* For the period from October 3, 1997 (date of initial public investment) to March 31, 1998.

(See Notes which are an integral part of the Financial Statements)

STATEMENT OF CHANGES IN NET ASSETS

FEDERATED LIMITED DURATION GOVERNMENT FUND


                                                             PERIOD ENDED
                                                              (UNAUDITED)
                                                            MARCH 31, 1998*
 INCREASE (DECREASE) IN NET ASSETS:
 Operations--
 Net investment income                                     $     148,504
 Net realized gain on investments ($26,834 as computed            26,834
 for federal tax purposes)
 Net change in unrealized depreciation                           (3,094)
   Change in net assets resulting from operations                172,244
 DISTRIBUTIONS TO SHAREHOLDERS--
 Distributions from net investment income
   Institutional Shares                                        (127,262)
   Institutional Service Shares                                 (21,746)
 Distributions from net realized gains
   Institutional Shares                                         (28,854)
   Institutional Service Shares                                      (1)
     Change in net assets resulting from distributions to      (177,863)
     shareholders
 SHARE TRANSACTIONS--
 Proceeds from sale of shares                                  6,911,539
 Net asset value of shares issued to shareholders in              27,972
 payment of distributions declared
 Cost of shares redeemed                                      (6,799,116)
   Change in net assets resulting from share transactions        140,395
     Change in net assets                                        134,776
 NET ASSETS:
 Beginning of period                                           5,034,424
 End of period                                             $   5,169,200

* For the period from October 3, 1997 (date of initial public investment) to March 31, 1998.

(See Notes which are an integral part of the Financial Statements)

NOTES TO FINANCIAL STATEMENTS

ORGANIZATION

Federated Total Return Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Federated Limited Duration Government Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. The investment objective of the Fund is to provide total return consistent with current income.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

U.S. government securities, are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

REPURCHASE AGREEMENTS

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/ dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

DOLLAR ROLL TRANSACTIONS

The Fund enters into dollar roll transactions with respect to mortgage securities issued by GNMA, FNMA, and FHLMC, in which the Fund sells mortgage securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. Dollar roll transactions involve "to be announced" securities and are treated as short-term financing arrangements which will not exceed twelve months. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund's current yield and total return.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

CAPITAL STOCK

At March 31, 1998, par value shares ($0.001 per share) authorized were as follows:

                                      NUMBER OF PAR VALUE
       SHARE CLASS NAME            CAPITAL STOCK AUTHORIZED
 Institutional Shares                   1,000,000,000
 Institutional Service Shares           1,000,000,000
 Total shares authorized                2,000,000,000

Transactions in capital stock were as follows:

                                                                             PERIOD ENDED
                                                                            MARCH 31, 1998(A)
INSTITUTIONAL SHARES                                                     SHARES      AMOUNT
Shares sold                                                             335,196    $ 3,375,755
Shares issued to shareholders in payment of distributions declared        2,063         20,769
Shares redeemed                                                        (675,169)    (6,799,007)
Net change resulting from Institutional Share transactions             (337,910)   $(3,402,483)
                                                                              PERIOD ENDED
                                                                            MARCH 31, 1998(A)
 INSTITUTIONAL SERVICE SHARES                                            SHARES        AMOUNT
 Shares sold                                                            351,227      $3,535,784
 Shares issued to shareholders in payment of
 distributions declared                                                     717           7,203
 Shares redeemed                                                            (11)           (109)
 Net change resulting from Institutional Service
 Share transactions                                                     351,933      $3,542,878
 Net change resulting from share transactions                            14,023        $140,395

(a) For the period from October 3, 1997 (date of initial public investment) to March 31, 1998.

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Corporation's Institutional Shares and Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of average daily net assets of the Institutional Shares and Institutional Service Shares, annually, to compensate FSC. FSC may voluntarily choose to waive a portion of this fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Institutional Service Shares for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. Federated Shareholder Services may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended March 31, 1998, were as follows:

 PURCHASES             $15,141,502
 SALES                 $14,975,110

TRUSTEES

                               John F. Donahue

                              Thomas G. Bigley

                             John T. Conroy, Jr.

                          Nicholas P. Constantakis

                             William J. Copeland

                           J. Christopher Donahue

                                James E. Dowd

                           Lawrence D. Ellis, M.D.

                           Edward L. Flaherty, Jr.

                               Peter E. Madden

                             John E. Murray, Jr.

                              Wesley W. Posvar

                              Marjorie P. Smuts

                                  OFFICERS

                               John F. Donahue

                                  Chairman

                               Glen R. Johnson

                                  President

                           J. Christopher Donahue

                          Executive Vice President

                             Edward C. Gonzales

                          Executive Vice President

                              John W. McGonigle

             Executive Vice President, Treasurer, and Secretary

                              Anthony R. Bosch

                             Assistant Secretary


Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

[Graphic]

Federated Investors

Federated Limited Duration Government Fund
(A Portfolio of Federated Total Return Series, Inc.)
Institutional Service Shares
Semi-Annual Report and
Supplement to Prospectus Dated November 30, 1997

March 31, 1998

[Graphic]
Federated Securities Corp., Distributor
Federated Investors Tower
Pittsburgh, PA 15222-3779
1-800-341-7400
www.federatedinvestors.com
Cusip 31428Q606
G02369-02 (4/98)
[Graphic]


FEDERATED LIMITED DURATION GOVERNMENT FUND
(A Portfolio of Federated Total Return Series, Inc.)
Institutional Service Shares
PROSPECTUS
The Institutional Service Shares of Federated Limited Duration Government Fund (the "Fund") offered by this prospectus represent interests in a diversified investment portfolio of Federated Total Return Series, Inc. (the "Corporation"), an open-end, management investment company (a mutual fund).

The investment objective of the Fund is to provide total return consistent with current income. The Fund pursues this investment objective by investing primarily in securities which are guaranteed as to payment of principal and interest by the U.S. government or U.S. government agencies or instrumentalities.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

This prospectus contains the information you should read and know before you invest in Institutional Service Shares of the Fund. Keep this prospectus for future reference.



The Fund has also filed a Statement of Additional Information dated November 30, 1997, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information or to make inquiries about the Fund, contact the Fund at the address listed on the back of this prospectus. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated November 30, 1997

TABLE OF CONTENTS



Summary of Fund Expenses                                               1

General Information                                                    2

Investment Information                                                 2
Investment Objective                                                   2
Investment Policies                                                    2
Investment Limitations                                                 8
Hub and Spoke [registered trademark] Option                             8

Net Asset Value                                                        8

Investing in Institutional Service Shares                              8
Share Purchases                                                        8
Minimum Investment Required                                            9
What Shares Cost                                                       9
Exchanging Securities for Fund Shares                                  9
Confirmations and Account Statements                                   9
Dividends and Distributions                                            9

Redeeming Institutional Service Shares                                10
Telephone Redemption                                                  10
Written Requests                                                      10
Accounts with Low Balances                                            10

Fund Information                                                      10
Management of the Fund                                                10
Distribution of Institutional Service Shares                          11
Administration of the Fund                                            12

Shareholder Information                                               12
Voting Rights                                                         12

Tax Information                                                       13
Federal Income Tax                                                    13
State and Local Taxes                                                 13

Performance Information                                               13

Other Classes of Shares                                               13

                            SUMMARY OF FUND EXPENSES

                          INSTITUTIONAL SERVICE SHARES
                        SHAREHOLDER TRANSACTION EXPENSES


Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)                       None
Maximum Sales Charge Imposed on Reinvested Dividends (as a percentage of offering price)            None
Contingent Deferred Sales Charge (as a percentage of original purchase price or redemption
proceeds, as applicable)                                                                            None
Redemption Fee (as a percentage of amount redeemed, if applicable)                                  None
Exchange Fee                                                                                        None

                            ANNUAL OPERATING EXPENSES
               (As a percentage of projected average net assets)*

Management Fee (after waiver)(1)                                                                   0.11%
12b-1 Fee (after waiver)(2)                                                                        0.05%
Total Other Expenses                                                                               0.49%
Shareholder Services Fee                                                                     0.25%
Total Operating Expenses (after waivers)(3)                                                       0. 65%


(1) The estimated management fee has been reduced to reflect the anticipated voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.40%.

(2) The 12b-1 fee has been reduced to reflect the anticipated voluntary waiver of a portion of the 12b-1 fee. The distributor can terminate the voluntary waiver at any time at its sole discretion. The maximum 12b-1 fee is 0.25%.

(3) The total operating expenses are estimated to be 1.14% absent the anticipated voluntary waiver of portions of the management fee and 12b-1 fee.

  * Total Institutional Service Shares operating expenses are estimated based on average expenses expected to be incurred during the period ending September 30, 1998. During the course of this period, expenses may be more or less than the average amount shown.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Institutional Shares will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Fund Information". Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

LONG-TERM SHAREHOLDERS MAY PAY MORE THAN THE ECONOMIC EQUIVALENT OF THE MAXIMUM FRONT-END SALES CHARGES PERMITTED UNDER THE RULES OF THE
NATIONAL ASSOCIATION OF SECURITIES DEALERS, INC.



EXAMPLE
You would pay the following expenses on a $1,000 investment assuming (1) 5% annual return and (2) redemption at the end of each time period.
1 year                                                                                               $ 7
3 years                                                                                              $21
5 years                                                                                              $36
10 years                                                                                             $81


THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THIS EXAMPLE IS BASED ON ESTIMATED DATA FOR THE INSTITUTIONAL SERVICE SHARES' FISCAL YEAR ENDING SEPTEMBER 30, 1998.

GENERAL INFORMATION

The Corporation was incorporated under the laws of the State of Maryland on October 11, 1993. The Articles of Incorporation permit the Corporation to offer separate portfolios and classes of shares. As of the date of this prospectus, the Board of Directors (the "Directors") has established two classes of shares for the Fund: Institutional Service Shares and Institutional Shares. This prospectus relates only to the Institutional Service Shares of the Fund.

Institutional Service Shares ("Shares") of the Fund are designed primarily for retail and private banking customers of financial institutions as a convenient means of accumulating an interest in a professionally managed, diversified portfolio investing primarily in U.S. government securities. A minimum initial investment of $25,000 over a 90-day period is required.

Shares are sold and redeemed at net asset value without a sales charge imposed by the Fund.
INVESTMENT INFORMATION
INVESTMENT OBJECTIVE
The investment objective of the Fund is to provide total return consistent with current income. The investment objective cannot be changed without approval of shareholders. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus. The "total return" sought by the Fund will consist of interest and dividends from underlying securities, or capital appreciation reflected in unrealized increases in value of portfolio securities (realized by the shareholder only upon selling shares) or realized from the purchase and sale of securities, and successful use of futures and options. Generally, over the long term, the total return obtained by a portfolio investing primarily in fixed income securities is not expected to be as great as that obtained by a portfolio that invests primarily in equity securities. At the same time, the market risk and price volatility of a fixed income portfolio is expected to be less than that of an equity portfolio.

INVESTMENT POLICIES

The Fund pursues its investment objective by investing primarily in U.S. government securities. Under normal circumstances, the Fund will invest at least 65% of the value of its total assets in securities that are issued or guaranteed by the U.S. government, its agencies or instrumentalities. The Fund's dollar weighted-average duration will at all times be limited to three years or less. (See the section entitled "Average Portfolio Duration" in this Prospectus.) Unless indicated otherwise, the investment policies may be changed by the Directors without the approval of shareholders.

ACCEPTABLE INVESTMENTS

The Fund invests primarily in U.S. government securities, including mortgage-backed securities. These instruments are either issued or guaranteed by the U.S. government, its agencies, or instrumentalities. These securities include, but are not limited to:

* direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds;

* notes, bonds, discount notes and mortgage-backed securities issued or guaranteed by U.S. government agencies and instrumentalities supported by the full faith and credit of the United States;

* notes, bonds, discount notes and mortgage-backed securities of U.S. government agencies or instrumentalities which receive or have access to federal funding;

* notes, bonds, and discount notes of other U.S. government instrumentalities supported only by the credit of the instrumentalities; and

* asset-backed securities and commercial mortgage securities rated BBB or better by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Group ("Standard & Poor's"), or Fitch Investors Service, Inc. ("Fitch"), or which are of comparable quality in the judgment of the adviser. As a matter of investment policy, which may be changed by the Directors without shareholder approval, the Fund does not intend to invest in asset-backed securities and commercial mortgage securities, but reserves the right to invest in these securities in the future. Shareholders will receive at least 30 days prior notice of any such investment.

The prices of fixed income securities fluctuate inversely to the direction of interest rates.

GOVERNMENT SECURITIES

Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. government are backed by the full faith and credit of the U.S. Treasury. No assurances can be given that the U.S. government will provide financial support to other agencies or instrumentalities, since it is not obligated to do so. The instrumentalities are supported by: * the issuer's right to borrow an amount limited to a specific line of credit from the U.S. Treasury; * discretionary authority of the U.S. government to purchase certain obligations of an agency or instrumentality; or * the credit of the agency or instrumentality. MORTGAGE-BACKED SECURITIES The Fund may purchase mortgage-backed securities issued by government and non-government entities such as banks, mortgage lenders, or other financial institutions. A mortgage-backed security is an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Some mortgage-backed securities, such as collateralized mortgage obligations ("CMOs"), make payments of both principal and interest at a variety of intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Mortgage-backed securities are based on different types of mortgages including those on commercial real estate or residential properties. Other types of mortgage-backed securities will likely be developed in the future, and the Fund may invest in them if the investment adviser determines they are consistent with the Fund's investment objective and policies.

The value of mortgage-backed securities may change due to shifts in the market's perception of issuers. In addition, regulatory or tax changes may adversely affect the mortgage securities market as a whole. Non- government mortgage-backed securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than government issues. Mortgage-backed securities are subject to prepayment risk. Prepayment, which occurs when unscheduled or early payments are made on the underlying mortgages, may shorten the effective maturities of these securities and may lower their total returns.

ADJUSTABLE RATE MORTGAGE SECURITIES ("ARMS")

ARMS are pass-through mortgage securities with adjustable rather than fixed interest rates. The ARMS in which the Fund invests generally are issued by Ginnie Mae, Fannie Mae, and Freddie Mac and are actively traded. The underlying mortgages which collateralize ARMS issued by Ginnie Mae are fully guaranteed by the Federal Housing Administration or Veterans Administration, while those collateralizing ARMS issued by Fannie Mae or Freddie Mac are typically conventional residential mortgages conforming to strict underwriting size and maturity constraints.

COLLATERALIZED MORTGAGE OBLIGATIONS

CMOs are debt obligations collateralized by mortgage loans or mortgage pass-through securities. Typically, CMOs are collateralized by Ginnie Mae, Fannie Mae or Freddie Mac certificates, but may be collateralized by whole loans or private pass-through securities. CMOs may have fixed or floating rates of interest.

The Fund will invest only in CMOs that are rated A or better by a nationally recognized statistical rating organization. The Fund may also invest in certain CMOs which are issued by private entities such as investment banking firms and companies related to the construction industry. The CMOs in which the Fund may invest may be: (i) securities which are collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government; (ii) securities which are collateralized by pools of mortgages in which payment of principal and interest is guaranteed by the issuer and such guarantee is collateralized by U.S. government securities; (iii) collateralized by pools of mortgages in which payment of principal and interest is dependent upon the underlying pool of mortgages with no U.S. government guarantee; or (iv) other securities in which the proceeds of the issuance are invested in mortgage-backed securities and payment of the principal and interest is supported by the credit of an agency or instrumentality of the U.S. government.

REAL ESTATE MORTGAGE INVESTMENT CONDUITS ("REMICS")

REMICs are offerings of multiple class mortgage-backed securities which qualify and elect treatment as such under provisions of the Internal Revenue Code. Issuers of REMICs may take several forms, such as trusts, partnerships, corporations, associations, or segregated pools of mortgages. Once REMIC status is elected and obtained, the entity is not subject to federal income taxation. Instead, income is passed through the entity and is taxed to the person or persons who hold interests in the REMIC. A REMIC interest must consist of one or more classes of "regular interests," some of which may offer adjustable rates of interest, and a single class of "residual interests." To qualify as a REMIC, substantially all the assets of the entity must be in assets directly or indirectly secured principally by real property. STRIPPED MORTGAGE-BACKED SECURITIES

The Fund may invest in stripped mortgage-backed securities. Stripped mortgage-backed securities are derivative multiclass securities which may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, such as savings associations, mortgage banks, commercial banks, investment banks, and special purpose subsidiaries of the foregoing organizations. The market volatility of stripped mortgage-backed securities tends to be greater than the market volatility of the other types of mortgage-related securities in which the Fund invests. Principal-only stripped mortgage-backed securities are used primarily to hedge against interest rate risk to the capital assets of the Fund in a changing interest rate environment. Interest-only stripped mortgage-backed securities yield to maturity is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage-backed securities. It is possible that the Fund might not recover its original investment on interest-only stripped mortgage-backed securities if there are substantial prepayments on the underlying mortgages. Interest-only stripped mortgage-backed securities generally increase in value as interest rates rise and decrease in value as interest rates fall, counter to changes in value experienced by most fixed income securities.

ASSET-BACKED SECURITIES
Asset-backed securities have structural characteristics similar to mortgage-backed securities but have underlying assets that generally are not mortgage loans or interests in mortgage loans. The Fund may invest in asset-backed securities including, but not limited to, interests in pools of receivables, such as motor vehicle installment purchase obligations and credit card receivables, equipment leases, manufactured housing (mobile home) leases, or home equity loans. These securities may be in the form of pass-through instruments or asset-backed bonds. The securities are issued by non-governmental entities and carry no direct or indirect government guarantee. INVESTMENT RISKS OF MORTGAGE-BACKED AND ASSET-BACKED SECURITIES Mortgage-backed and asset-backed securities generally pay back principal and interest over the life of the security. At the time the Fund reinvests the payments and any unscheduled prepayments of principal received, the Fund may receive a rate of interest which is actually lower than the rate of interest paid on these securities ("prepayment risks"). Mortgage-backed and asset-backed securities are subject to higher prepayment risks than most other types of debt instruments with prepayment risks because the underlying mortgage loans or the collateral supporting asset-backed securities may be prepaid without penalty or premium. Prepayment risks on mortgage-backed securities tend to increase during periods of declining mortgage interest rates because many borrowers refinance their mortgages to take advantage of the more favorable rates. Prepayments on mortgage-backed securities are also affected by other factors, such as the frequency with which people sell their homes or elect to make unscheduled payments on their mortgages. Although asset-backed securities generally are less likely to experience substantial prepayments than are mortgage-backed securities, certain factors that affect the rate of prepayments on mortgage-backed securities also affect the rate of prepayments on asset-backed securities.

While mortgage-backed securities generally entail less risk of a decline during periods of rising interest rates, mortgage-backed securities may also have less potential for capital appreciation than other similar investments (e.g., investments with comparable maturities) because as interest rates decline, the likelihood increases that mortgages will be prepaid. Furthermore, if mortgage-backed securities are purchased at a premium, mortgage foreclosures and unscheduled principal payments may result in some loss of a holder's principal investment to the extent of the premium paid. Conversely, if mortgage-backed securities are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal would increase current and total returns and would accelerate the recognition of income, which would be taxed as ordinary income when distributed to shareholders.

Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same security interest in the related collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of asset-backed securities backed by motor vehicle installment purchase obligations permit the servicer of such receivables to retain possession of the underlying obligations. If the servicer sells these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. Further, if a vehicle is registered in one state and is then re-registered because the owner and obligor moves to another state, such re-registration could defeat the original security interest in the vehicle in certain cases. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

CREDIT ENHANCEMENT

Certain of the Fund's acceptable investments may have been credit- enhanced by a guaranty, letter of credit or insurance. The Fund typically evaluates the credit quality and ratings of credit-enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement (the "credit enhancer"), rather than the issuer. Generally, the Fund will not treat credit-enhanced securities as having been issued by the credit enhancer for diversification purposes. However, under certain circumstances applicable regulations may require the Fund to treat the securities as having been issued by both the issuer and the credit enhancer. The bankruptcy, receivership or default of the credit enhancer will adversely affect the quality and marketability of the underlying security.

DEMAND FEATURES

The Fund may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities or by another third party, and may not be transferred separately from the underlying security. The Fund uses these arrangements to provide the Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security are treated as a form of credit enhancement.

INTEREST RATE SWAPS

As one way of managing its exposure to different types of investments, the Fund may enter into interest rate swaps, currency swaps, and other types of swap agreements such as caps, collars, and floors. Depending on how they are used, swap agreements may increase or decrease the overall volatility of the Fund's investments, its share price and yield.

Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on the Fund's performance. Swap agreements are subject to risks related to the counterparty's ability to perform, and may decline in value if the counterparty's creditworthiness deteriorates. The Fund may also suffer losses if it is unable to terminate outstanding swap agreements to reduce its exposure through offsetting transactions. When the Fund enters into a swap agreement, assets of the Fund equal to the value of the swap agreement will be segregated by the Fund.

FINANCIAL FUTURES AND OPTIONS ON FUTURES

The Fund may purchase and sell financial futures contracts to hedge all or a portion of its portfolio against changes in interest rates. Financial futures contracts call for the delivery of particular debt instruments at a certain time in the future. The seller of the contract agrees to make delivery of the type of instrument called for in the contract and the buyer agrees to take delivery of the instrument at the specified future time. The Fund may also write call options and purchase put options on financial futures contracts as a hedge to attempt to protect securities in its portfolio against decreases in value. When the Fund writes a call option on a futures contract, it is undertaking the obligation of selling a futures contract at a fixed price at any time during a specified period if the option is exercised. Conversely, as purchaser of a put option on a futures contract, the Fund is entitled (but not obligated) to sell a futures contract at the fixed price during the life of the option. The Fund may not purchase or sell futures contracts or related options if immediately thereafter the sum of the amount of margin deposits on the Fund's existing futures positions and premiums paid for related options would exceed 5% of the market value of the Fund's total assets. When the Fund purchases a futures contract, an amount of cash and cash equivalents, equal to the underlying commodity value of the futures contract (less any related margin deposits), will be deposited in a segregated account with the Fund's custodian (or the broker, if legally permitted) to collateralize the position and thereby insure that the use of such futures contract is unleveraged. RISKS When the Fund uses financial futures and options on financial futures as hedging devices, there is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the prices of the securities in the Fund's portfolio. This may cause the futures contract and any related options to react differently than the portfolio securities to market changes. In addition, the Fund's investment adviser could be incorrect in its expectations about the direction or extent of market factors such as interest rate movements. In these events, the Fund may lose money on the futures contract or option. It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the investment adviser will consider liquidity before entering into options transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract or option at any particular time. The Fund's ability to establish and close out futures and options positions depends on this secondary market. DERIVATIVE CONTRACTS AND SECURITIES The term "derivative" has traditionally been applied to certain contracts (including, futures, forward, option and swap contracts) that "derive" their value from changes in the value of an underlying security, currency, commodity or index. Certain types of securities that incorporate the performance characteristics of these contracts are also referred to as "derivatives." Some securities, such as stock rights, warrants and convertible securities, although not typically referred to as derivatives, contain options that may affect their value and performance. Derivative contracts and securities can be used to reduce or increase the volatility of an investment portfolio's total performance. While the response of certain derivative contracts and securities to market changes may differ from traditional investments, such as stocks and bonds, derivatives do not necessarily present greater market risks than traditional investments. The Fund will only use derivative contracts for the purposes disclosed in the applicable prospectus sections above. To the extent that the Fund invests in securities that could be characterized as derivatives, it will only do so in a manner consistent with its investment objective, policies and limitations. LEVERAGE AND BORROWING

The Fund is authorized to borrow money from banks or otherwise in an amount up to 33 1/3% of the Fund's total assets (including the amount borrowed), less all liabilities and indebtedness other than the bank or other borrowing. This limitation may not be changed without the approval of shareholders. The Fund is also authorized to borrow an additional 5% of its total assets without regard to the foregoing limitation for temporary purposes such as clearance of portfolio transactions and share repurchases. The Fund will only borrow when there is an expectation that it will benefit the Fund after taking into account considerations such as interest income and possible gains or losses upon liquidation. The Fund also may borrow in order to effect share purchases and tender offers.

Borrowing by the Fund creates an opportunity for increased net income but, at the same time, creates special risk considerations. For example, leveraging may exaggerate changes in the net asset value of the Fund shares and in the yield on the Fund's portfolio. Although the principal of such borrowings will be fixed, the Fund's assets may change in value during the time the borrowing is outstanding. Borrowing will create interest expenses for the Fund which can exceed the income from the assets retained. To the extent the income derived from securities purchased with borrowed funds exceeds the interest the Fund will have to pay, the Fund's net income will be greater than if borrowing were not used. Conversely, if the income from the assets retained with borrowed funds is not sufficient to cover the cost of borrowing, the net income of the Fund will be less than if borrowing were not used, and therefore the amount available for distribution to shareholders as dividends will be reduced. The Fund may also borrow for emergency purposes, for the payment of dividends for share repurchases or for the clearance of transactions.

The Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument in return for a percentage of the instrument's market value in cash and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but does not ensure this result. When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are: segregated on the Trust's records at the trade date; marked to market daily; and maintained until the transaction is settled.

The Fund may enter into "dollar rolls" in which the Fund sells securities for delivery in the current month and simultaneously contracts to purchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. A "covered dollar roll" is a specific type of dollar roll for which there is an offsetting cash position or a cash equivalent security position which matures on or before the forward settlement date of the dollar roll transaction. To the extent that dollar rolls are not covered rolls, they will be included in the 33 1/3% borrowing limit.

The Fund expects that some of its borrowings may be made on a secured basis. In such situations, either the custodian will segregate the pledged assets for the benefit of the lender or arrangements will be made with (i) the lender to act as a subcustodian if the lender is a bank or otherwise qualifies as a custodian of investment company assets or (ii) a suitable subcustodian. Because few or none of its assets will consist of margin securities, the Fund does not expect to borrow on margin.

REPURCHASE AGREEMENTS

Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or other securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.

RESTRICTED AND ILLIQUID SECURITIES

The Fund intends to invest in restricted securities. Restricted securities are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies, but which are subject to restriction on resale under federal securities law. The Fund will limit investments in illiquid securities, including certain restricted securities not determined by the Directors to be liquid, interest rate swaps, non-negotiable time deposits, and repurchase agreements providing for settlement in more than seven days after notice, to 15% of the value of its net assets.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Fund may invest its assets in securities of other investment companies as an efficient means of carrying out its investment policies. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Fund in shares of other investment companies may be subject to such duplicate expenses.

LENDING OF PORTFOLIO SECURITIES

In order to generate additional income, the Fund may lend portfolio securities on a short-term or long-term basis, to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the investment adviser has determined are creditworthy and will receive collateral in the form of cash or U.S. government securities equal to at least 100% of the value of the securities loaned.

AVERAGE PORTFOLIO DURATION

Although the Fund will not maintain a stable net asset value, the adviser will seek to limit, to the extent consistent with the Fund's investment objective of total return, the magnitude of fluctuations in the Fund's net asset value by limiting the dollar-weighted average duration of the Fund's portfolio. Duration is a commonly used measure of the potential volatility of the price of a debt security, or the aggregate market value of a portfolio of debt securities, prior to maturity. Securities with shorter durations generally have less volatile prices than securities of comparable quality with longer durations. The Fund should be expected to maintain a higher average duration during periods of falling interest rates, and a lower average duration during periods of rising interest rates. In any event, the Fund's dollar-weighted average duration will not exceed three years.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may purchase U.S. government securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.

The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

PORTFOLIO TURNOVER

The Fund does not attempt to set or meet any specific portfolio rate, since turnover is incidental to transactions undertaken in an attempt to achieve the Fund's investment objective. High turnover rates may result in higher brokerage commissions and capital gains. See "Tax Information" in this prospectus.

INVESTMENT LIMITATIONS

The following limitation may be changed by the Directors without shareholder approval. Shareholders will be notified before any material change in this limitation becomes effective.

The Fund will not invest more than 15% of the value of its net assets in securities which are illiquid, including repurchase agreements providing for settlement in more than seven days after notice.



HUB AND SPOKE [REGISTERED TRADEMARK] OPTION



If the Directors determine it to be in the best interest of the Fund and its shareholders, the Fund may in the future seek to achieve its investment objective by investing all of its assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those applicable to the Fund. It is expected that any such investment company would be managed in substantially the same manner as the Fund.

The initial shareholder of the Fund (which is an affiliate of Federated Securities Corp.) voted to vest authority to use this investment structure in the sole discretion of the Directors. No further approval of shareholders is required. Shareholders will receive at least 30 days prior notice of any such investment.

In making its determination, the Directors will consider, among other things, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiencies. Although it is expected that the Directors will not approve an arrangement that is likely to result in higher costs, no assurance is given that costs will remain the same or be materially reduced if this investment structure is implemented.

NET ASSET VALUE

The Fund's net asset value per Share fluctuates. The net asset value for Shares is determined by dividing the sum of the market value of all securities and all other assets, less liabilities, by the number of Shares outstanding. The net asset value for Institutional Shares may exceed that of Shares due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

INVESTING IN INSTITUTIONAL SERVICE SHARES

SHARE PURCHASES

Shares are sold at their net asset value, without a sales charge, next determined after an order is received on days on which the New York Stock Exchange is open for business. Shares may be purchased either by wire or mail.

To purchase shares of the Fund, open an account by calling Federated Securities Corp. Information needed to establish the account will be taken over the telephone. The Fund reserves the right to reject any purchase request.

BY WIRE

To purchase Shares of the Fund by Federal Reserve wire, call the Fund before 4:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) on the next business day following the order. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, Massachusetts; Attention: EDGEWIRE; For Credit to:
Federated Limited Duration Government Fund -- Institutional Service Shares; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Order Number; Nominee or Institution Name; ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.

BY MAIL

To purchase Shares of the Fund by mail, send a check made payable to Federated Limited Duration Government Fund -- Institutional Service Shares to: Federated Shareholder Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600. Orders by mail are considered received when payment by check is converted by State Street Bank & Trust Company ("State Street Bank") into federal funds. This is normally the next business day after State Street Bank receives the check.

MINIMUM INVESTMENT REQUIRED

The minimum initial investment in the Fund is $25,000 plus any non-affiliated bank or broker's fee. However, an account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment will be calculated by combining all accounts it maintains with the Fund. Accounts established through a non-affiliated bank or broker may be subject to a smaller minimum investment.

WHAT SHARES COST

Shares are sold at their net asset value next determined after an order is received. There is no sales charge imposed by the Fund. Investors who purchase Shares through a financial intermediary may be charged a service fee by that financial intermediary.



The net asset value is determined as of the close of trading (normally 4:00 p.m., Eastern time), on the New York Stock Exchange, Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no Shares are tendered for redemption and no orders to purchase Shares are received; or (iii) the following holidays: New Year's Day, Presidents' Day, Martin Luther King Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.



EXCHANGING SECURITIES FOR FUND SHARES

The Fund may accept securities in exchange for Shares. The Fund will allow such exchanges only upon the prior approval of the Fund and a determination by the Fund and the adviser that the securities to be exchanged are acceptable.

Any securities exchanged must meet the investment objective and policies of the Fund, and must have a readily ascertainable market value. The market value of any securities exchanged in an initial investment, plus any cash, must be at least equal to the minimum investment in the Fund. The Fund acquires the exchanged securities for investment and not for resale.

Securities accepted by the Fund will be valued in the same manner as the Fund values its assets. The basis of the exchange will depend on the net asset value of Shares on the day the securities are valued. One Share will be issued for the equivalent amount of securities accepted.

Any interest earned on the securities prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription or other rights attached to the securities become the property of the Fund, along with the securities.

If an exchange is permitted, it will be treated as a sale for federal income tax purposes. Depending upon the cost basis of the securities exchanged for Shares, a gain or loss may be realized by the investor.



CONFIRMATIONS AND ACCOUNT STATEMENTS

Shareholders will receive detailed confirmations of transactions. In addition, shareholders will receive periodic statements reporting all account activity, including dividends paid. The Fund will not issue share certificates.



DIVIDENDS AND DISTRIBUTIONS

Dividends are declared daily and paid monthly. Distributions of any net realized long-term capital gains will be made at least once every twelve months. Dividends and distributions are automatically reinvested in additional Shares on payment dates at net asset value, unless cash payments are requested by shareholders on the application or by writing to Federated Securities Corp.

Dividends are declared just prior to determining net asset value. If an order for Shares is placed on the preceding business day, Shares purchased by wire begin earning dividends on the business day wire payment is received by State Street Bank. If the order for Shares and payment by wire are received on the same day, shares begin earning dividends on the next business day. Shares purchased by check begin earning dividends on the business day after the check is converted, upon instruction of the transfer agent, into federal funds.

Shares earn dividends through the business day that proper redemption instructions are received by State Street Bank.

REDEEMING INSTITUTIONAL SERVICE SHARES

The Fund redeems Shares at their net asset value next determined after the Fund receives the redemption request. Investors who redeem Shares through a financial intermediary may be charged a service fee by that financial intermediary. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made by telephone request or by written request.

TELEPHONE REDEMPTION

Shareholders may redeem their Shares by telephoning the Fund before 4:00 p.m. (Eastern time). The proceeds will normally be wired the following business day, but in no event more than seven days, to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. Proceeds from redemption requests received on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement. If at any time the Fund shall determine it necessary to terminate or modify this method of redemption, shareholders will be promptly notified.

An authorization form permitting the Fund to accept telephone requests must first be completed. Authorization forms and information on this service are available from Federated Securities Corp. Telephone redemption instructions may be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as "Written Requests," should be considered.

WRITTEN REQUESTS

Shares may be redeemed in any amount by mailing a written request to: Federated Shareholder Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.

The written request should state: the Fund name and the class designation; the account name as registered with the Fund; the account number; and the number of Shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the Shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Fund may redeem Shares in any account, and pay the proceeds to the shareholder, if the account balance falls below a required minimum value of $25,000 due to shareholder redemptions. This requirement does not apply, however, if the balance falls below $25,000 because of changes in the Fund's net asset value. Before Shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

FUND INFORMATION

MANAGEMENT OF THE FUND
BOARD OF DIRECTORS
The Fund is managed by a Board of Directors. The Directors are responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. The Executive Committee of the Board of Directors handles the Directors' responsibilities between meetings of the Directors.
INVESTMENT ADVISER

Investment decisions for the Fund are made by Federated Management, the Fund's investment adviser, subject to direction by the Directors. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund.

ADVISORY FEES
The Fund's adviser receives an annual investment advisory fee equal to .40% of the Fund's average daily net assets. Under the investment advisory contract, which provides for voluntary waivers of expenses by the adviser, the adviser may voluntarily waive some or all of its fee. The adviser can terminate this voluntary waiver of some or all of its advisory fee at any time at its sole discretion.

ADVISER'S BACKGROUND

Federated Management, a Delaware business trust organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.

Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $110 billion invested across over 300 funds under management and/or administration by its subsidiaries, as of December 31, 1996, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 2,000 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,500 financial institutions nationwide.

Both the Corporation and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interests. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Directors and could result in severe penalties.

Susan M. Nason has been a portfolio manager of the Fund since inception. Ms. Nason joined Federated Investors in 1987 and has been a Senior Vice President of the Fund's investment adviser since April 1997. Ms. Nason served as a Vice President of the investment adviser from 1993 to 1997, and as an Assistant Vice President of the investment adviser from 1990 until 1992. Ms. Nason is a Chartered Financial Analyst and received her M.S.I.A. concentrating in Finance from Carnegie Mellon University.

Todd A. Abraham has been a portfolio manager of the Fund since inception. Mr. Abraham joined Federated Investors in 1993 as an Investment Analyst and has been an Assistant Vice President of the Fund's investment adviser since 1995. Mr. Abraham served as a Portfolio Analyst at Ryland Mortgage Co. from 1992 to 1993. Mr. Abraham received his M.B.A. in Finance from Loyola College.
Robert J. Ostrowski has a portfolio manager of the Fund since inception. Mr. Ostrowski joined Federated Investors in 1987 as an Investment Analyst and has been a Vice President of the Fund's investment adviser since 1993. From 1990 to 1992, he served as an Assistant Vice President. Mr. Ostrowski is a Chartered Financial Analyst. He received his M.S.I.A. concentrating in Finance from Carnegie Mellon University.

DISTRIBUTION OF INSTITUTIONAL SERVICE SHARES
Federated Securities Corp. is the principal distributor for Institutional Service Shares. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.
DISTRIBUTION PLAN AND SHAREHOLDER SERVICES

Under a distribution plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940 (the "Plan"), the distributor may be paid a fee by the Fund in an amount computed at an annual rate of .25% of the average daily net asset value of Institutional Service Shares of the Fund. The distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers to provide sales services or distribution-related support services as agents for their clients or customers.



The Plan is a compensation-type plan. As such, the Fund makes no payments to the distributor except as described above. Therefore, the Fund does not pay for unreimbursed expenses of the distributor, including amounts expended by the distributor in excess of amounts received by it from the Fund, interest, carrying or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses. However, the distributor may be able to recover such amounts or may earn a profit from future payments made by the Fund under the Plan.



In addition, the Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to 0.25% of the average daily net asset value of Shares to obtain certain personal services for shareholders and to maintain shareholder accounts. From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon Shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.



SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS

In addition to payments made pursuant to the Plan and Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of Shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund' s investment adviser or its affiliates.

ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES

Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at an annual rate which relates to the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors as specified below:



                        AVERAGE AGGREGATE DAILY
  MAXIMUM                 NET ASSETS OF THE
    FEE                    FEDERATED FUNDS
------------      ------------------------------------
   0.150%              on the first $250 million
   0.125%              on the next $250 million
   0.100%              on the next $250 million
   0.075%          on assets in excess of $750 million



The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose to voluntarily waive a portion of its fee.

SHAREHOLDER INFORMATION

VOTING RIGHTS



Each Share of the Fund is entitled to one vote at all meetings of shareholders. All shares of all portfolios in the Corporation have equal voting rights except that in matters affecting only a particular portfolio or class of shares, only shares of that portfolio or class of shares are entitled to vote. As of October 28, 1997, Edgewood Services, Inc., who was the record owner of 153,879 (30.11%) and Federated Management Co., who was the record owner of 251,239 (49.15%) of the Institutional Shares and Federated Services Company, who was the record owner of 19 (76.01%) of the Institutional Service Shares of the Fund, may for certain purposes be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.

The Fund is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Fund's operation and for the election of Directors under certain circumstances.

Directors may be removed by a majority vote of the shareholders at a special meeting. A special meeting of shareholders shall be called by the Directors upon the request of shareholders owning at least 10% of the Corporation's outstanding shares of all series entitled to vote. TAX INFORMATION FEDERAL INCOME TAX The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Corporation's other portfolios will not be combined for tax purposes with those realized by the Fund.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions, received. This applies whether dividends and distributions are received in cash or as additional shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long the shareholders have held their shares. Information on the tax status of dividends and distributions is provided annually. STATE AND LOCAL TAXES Shares are exempt from personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws. PERFORMANCE INFORMATION From time to time, the Fund advertises its total return and yield. Total return represents the change, over a specified period of time, in the value of an investment in the Fund after reinvesting all income and capital gains distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage. The yield of the Fund is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the Fund over a thirty-day period by the maximum offering price per share of the Fund on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by the Fund and, therefore, may not correlate to the dividends or other distributions paid to shareholders. Shares are sold without any sales charge or other similar non-recurring charges. Total return and yield will be calculated separately for Institutional Service Shares and Institutional Shares. From time to time, advertisements for the Fund's Institutional Service Shares may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's Institutional Service Shares performance to certain indices. OTHER CLASSES OF SHARES The Fund also offers another class of shares called Institutional Shares which are sold at net asset value to accounts for financial institutions and are subject to a minimum initial investment of $100,000 over a 90- day period. Institutional Shares are distributed with no 12b-1 Plan and are also subject to shareholder services fees. Institutional Shares and Institutional Service Shares are subject to certain of the same expenses. Expense differences, however, between Institutional Shares and Institutional Service Shares may affect the performance of each class.

To obtain more information and a prospectus for Institutional Shares, investors may call 1-800-341-7400.
[LOGO OMITTED] FEDERATED INVESTORS
FEDERATED LIMITED DURATION GOVERNMENT FUND

(A portfolio of Federated Total Return Series, Inc.)

Institutional Service Shares
PROSPECTUS

NOVEMBER 30, 1997

A Diversified Portfolio of Federated Total Return Series, Inc., an Open-End, Management Investment Company

FEDERATED LIMITED DURATION GOVERNMENT FUND
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER
Federated Management
Federated Investors Tower
Pittsburgh, PA 15222-3779

CUSTODIAN
State Street Bank and
Trust Company
P.O. Box 8600
Boston, MA 02266-8600

TRANSFER AGENT
AND DIVIDEND
DISBURSING AGENT
Federated Shareholder
Services Company
P.O. Box 8600
Boston, MA 02266-8600

INDEPENDENT AUDITORS
Ernst & Young LLP
One Oxford Centre
Pittsburgh, PA 15219

Federated Securities Corp., Distributor
Federated Investors Tower
Pittsburgh, PA 15222-3779
1-800-341-7400
WWW.federatedinvestors.com

Cusip 31428Q606

G01923-02-SS (11/97)


FEDERATED LIMITED DURATION GOVERNMENT FUND

(A PORTFOLIO OF FEDERATED TOTAL RETURN SERIES, INC.)

INSTITUTIONAL SHARES
INSTITUTIONAL SERVICE SHARES

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 30, 1997

A. Please insert the following as the second paragraph under the section entitled "Portfolio Turnover" on page 6 of the Statement of Additional
Information:

"For the six-month period ended March 31, 1998, the Fund's portfolio turnover rate was 303%. The portfolio turnover rate is representative of only 6 months of activity."

B. Please insert the following as the second paragraph under the section entitled "Fund Ownership" on page 11 of the Statement of Additional Information:

"Officers and Directors as a group own less than 1% of the Fund's outstanding Shares.

As of April 8, 1998, the following shareholders of record owned 5% or more of the outstanding Institutional Shares of the Fund:

The Fidelity State Bank, Garden City, Kansas, owned approximately 42,304 Shares (27.25%); Lebanon Valley National Bank, Lebanon, Pennsylvania, owned approximately 43,331 Shares (27.91%); Clinton National Bank, Clinton, Iowa, owned approximately 21,234 Shares (13.68%); and Russell L. Ray, Great Falls, Virginia, owned approximately 19,906 Shares (12.82%).

As of April 8, 1998, the following shareholders of record owned 5% or more of the outstanding Institutional Service Shares of the Fund:

Charlotte County Day School, Charlotte, North Carolina, owned approximately 258,230 Shares (73.07%); and PCA International, Inc., Matthews, North Carolina, owned approximately 95,161 Shares (26.93%)."

C. Please delete the section entitled "Directors' Compensation" on page 12 of the Statement of Additional Information and replace it with the following:

DIRECTORS' COMPENSATION

                             AGGREGATE
NAME,                        COMPENSATION
POSITION WITH                 FROM TOTAL                COMPENSATION PAID
TRUST                          TRUST*#                 FROM FUND COMPLEX+
John F. Donahue                     $0        $0 for the Trust and
Chairman and Director                         56 other investment companies in the Fund Complex

Thomas G. Bigley                $1,004        $111,222 for the Trust and
Director                                      56 other investment companies in the Fund Complex

John T. Conroy                  $1,105        $122,362 for the Trust and
Director                                      56 other investment companies in the Fund Complex

Nicholas P. Constantakis**          $0        $0 for the Trust and
Director                                      34 other investment companies in the Fund Complex

William J. Copeland             $1,105        $122,362 for the Trust and
Director                                      56 other investment companies in the Fund Complex

J. Christopher Donahue              $0        $0 for the Trust and
Executive Vice President                      18 other investment companies in the Fund Complex
and Director

James E. Dowd                   $1,105        $122,362 for the Trust and
Director                                      56 other investment companies in the Fund Complex

Lawrence D. Ellis, M.D.         $1,004        $111,222 for the Trust and
Director                                      56 other investment companies in the Fund Complex

Edward L. Flaherty, Jr.         $1,105        $122,362 for the Trust and
Director                                      56 other investment companies in the Fund Complex

Peter E. Madden                 $1,004        $111,222 for the Trust and
Director                                      56 other investment companies in the Fund Complex

John E. Murray, Jr.             $1,004        $111,222 for the Trust and
Director                                      56 other investment companies in the Fund Complex

Wesley W. Posvar                $1,004        $111,222 for the Trust and
Director                                      56 other investment companies in the Fund Complex

Marjorie P. Smuts               $1,004        $111,222 for the Trust and
Director                                      56 other investment companies in the Fund Complex

* Information is furnished for the fiscal year ended November 30, 1997.

** Mr. Constantakis became a member of the Directors on February 23, 1998. He did not receive any fees as of March 31, 1998 for the Fund.

# The aggregate compensation is provided for the Trust which is comprised of four portfolios.

+ The information is provided for the last calendar year.

D. Please insert the following as the second paragraph of the section entitled "Advisory Fees" which begins on page 13 of the Statement of Additional
Information:

"For the six-month period ended March 31, 1998, the Fund earned advisory fees in the amount of $10,289, all of which were waived."

E. Please insert the following as the second sentence of the section entitled "Fund Administration" on page 13 of the Statement of Additional Information:

"For the six-month period ended March 31, 1998, the administrator earned fees of $77,288."

F. Please insert the following as the final paragraph under the section entitled "Distribution Plan (Institutional Service Shares Only) and Shareholder Services" on page 14 of the Statement of Additional Information:

"For the six-month period ended March 31, 1998, the Fund paid $1,013, of which $810 was voluntarily waived for Institutional Service Shares under the Distribution Plan. In addition, for the six-month period ended March 31, 1998, the Fund paid $0 and $1,103 in shareholder service fees for Institutional Shares and Institutional Service Shares, respectively."

G. Please insert the following as the final sentence of the first paragraph under the section entitled "Brokerage Transactions" on page 13 of the Statement of Additional Information:

"For the six-month period ended March 31, 1998, the Fund paid no brokerage commissions."

H. Please insert the following as the first three paragraphs under the section entitled "Total Return" on page 15 of the Statement of Additional Information:

"The Fund's cumulative total return for Institutional Shares for the six-month period ended March 31, 1998, was 6.28%.

The Fund's cumulative total return for Institutional Service Shares for the six-month period ended March 31, 1998, was 6.12%.

Cumulative total return reflects total performance over a specified period of time. This total return assumes and is reduced by the payment of the maximum sales charge and/or the contingent deferred sales charge."

I. Please insert the following as the first paragraph under the section entitled "Yield" on page 15 of the Statement of Additional Information:

"The Fund's yields for the thirty-day period ended March 31, 1998, were 5.63% and 5.33%, for Institutional Shares and Institutional Service Shares, respectively."

March 31, 1998


Federated Investors
Federated Securities Corp., Distributor
Federated Investors Tower
Pittsburgh, PA 15222-3779
1-800-341-7400
www.federatedinvestors.com

Cusip 31428Q705
Cusip 31428Q606
G02369-03 (4/98)

[Graphic]



                   Federated Limited Duration Government Fund
              (A Portfolio of Federated Total Return Series, Inc.)
                              Institutional Shares
                          Institutional Service Shares

                       Statement of Additional Information














     This Statement of Additional Information should be read with the prospectus(es) of Federated Limited Duration Government Fund (the "Fund"), a portfolio of Federated Total Return Series, Inc. (the "Corporation") dated November 30, 1997. This Statement is not a prospectus. You may request a copy of a prospectus or a paper copy of this Statement, if you have received it electronically, free of charge by calling 1-800-341-7400.

     Federated Limited Duration Government Fund
     Federated Investors Funds
     5800 Corporate Drive
     Pittsburgh, Pennsylvania 15237-7000

                        Statement dated November 30, 1997
[GRAPHIC OMITTED]

     Cusip  31428Q705
     Cusip  31428Q606
     G01923-03(11/97)

Table of Contents
--------------------------------------------------------------------------------

I

General Information About the Fund     1

Investment Objective and Policies      1
  Types of Investments                 1
  Adjustable Rate Mortgage Securities ("ARMS")                            1
  Collateralized Mortgage Obligations ("CMOs")                            1
  Real Estate Mortgage Investment Conduits ("REMICs")                     2
  Interest-Only and Principal-Only Investments                            2
  Privately Issued Mortgage-Related Securities                            2
  Resets of Interest                   2
  Caps and Floors                      3
  Futures and Options Transactions     3
  Leveraging                           5
  Leverage Through Borrowing           5
  Medium Term Notes and Deposit Notes  5
  Average Life                         5
  Weighted Average Portfolio Duration  5
  Lending of Portfolio Securities      6
  When-Issued and Delayed Delivery Transactions               6
  Repurchase Agreements                6
  Reverse Repurchase Agreements        7
  Investing in Securities of Other Investment Companies       7
  Portfolio Turnover                   7

Investment Limitations                 7

Federated Total Return Series, Inc. Management                 8
  Fund Ownership                      12
  Directors' Compensation             13
  Director Liability                  13



Investment Advisory Services          14
  Adviser to the Fund                 14
  Advisory Fees                       14

Brokerage Transactions                14

Other Services                        14
  Fund Administration                 14
  Custodian and Portfolio Accountant  15
  Transfer Agent                      15
  Independent Auditors                15

Purchasing Shares                     15
  Distribution Plan (Institutional Service Shares only)
  and Shareholder Services            15

Determining Net Asset Value           16
  Determining Market Value of Securities16
  Use of Amortized Cost               16

Redeeming Shares                      16
  Redemption in Kind                  16

Tax Status                            17
  The Fund's Tax Status               17
  Shareholders' Tax Status            17

Total Return                          17

Yield                                 17

Performance Comparisons               18
  Economic and Market Information     18

About Federated Investors             18
  Mutual Fund Market                  19

19


General Information About the Fund

The Fund is a portfolio of Federated Total Return Series, Inc. (the "Corporation"). The Corporation was incorporated under the laws of the State of Maryland on October 11, 1993. On March 21, 1995, the name of the Corporation was changed from "Insight Institutional Series, Inc." to "Federated Total Return Series, Inc." The Articles of Incorporation permit the Corporation to offer separate portfolios and classes of shares.

Shares of the Fund are offered in two classes, known as Institutional Shares and Institutional Service Shares (individually and collectively referred to as "Shares," as the context may require). This Statement of Additional Information relates to the above-mentioned Shares of the Fund.

Investment Objective and Policies

The investment objective of the Fund is to provide total return consistent with current income. The investment objective cannot be changed without approval of shareholders. The investment policies stated below may be changed by the Board of Directors ("Directors") without shareholder approval. Shareholders will be notified before any material change in the investment policies becomes effective.

Types of Investments

The Fund invests primarily in U.S. government securities. The Fund's weighted-average portfolio duration will at all times be limited to three years or less.

Adjustable Rate Mortgage Securities ("ARMS")

The ARMS in which the Fund invests generally will be issued by Government National Mortgage Association, Federal National Mortgage Association, and Federal Home Loan Mortgage Corporation. Unlike conventional bonds, ARMS pay back principal over the life of the ARMS rather than at maturity. Thus, a holder of the ARMS, such as the Fund, would receive monthly scheduled payments of principal and interest, and may receive unscheduled principal payments representing payments on the underlying mortgages. At the time that a holder of the ARMS reinvests the payments and any unscheduled prepayments of principal that it receives, the holder may receive a rate of interest which is actually lower than the rate of interest paid on the existing ARMS. As a consequence, ARMS may be a less effective means of "locking in" long-term interest rates than other types of U.S. government securities.

Like other U.S. government securities, the market value of ARMS will generally vary inversely with changes in market interest rates. Thus, the market value of ARMS generally declines when interest rates rise and generally rises when interest rates decline.

While ARMS generally entail less risk of a decline during periods of rising rates, ARMS may also have less potential for capital appreciation than other similar investments (e.g., investments with comparable maturities) because, as interest rates decline, the likelihood increases that mortgages will be prepaid. Furthermore, if ARMS are purchased at a premium, mortgage foreclosures and unscheduled principal payments may result in some loss of a holder's principal investment to the extent of the premium paid. Conversely, if ARMS are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal would increase current and total returns and would accelerate the recognition of income, which would be taxed as ordinary income when distributed to shareholders.

Collateralized Mortgage Obligations ("CMOs")

The following example illustrates how mortgage cash flows are prioritized in the case of CMOs; most of the CMOs in which the Fund invests use the same basic structure:

 (1) Several classes of securities are issued against a pool of mortgage collateral. The most common structure contains four classes of securities. The first three (A, B, and C bonds) pay interest at their stated rates beginning with the issue date, and the final class (Z bond) typically receives any excess income from the underlying investments after payments are made to the other classes and receives no principal or interest payments until the shorter maturity classes have been retired, but then receives all remaining principal and interest payments;

(2) The cash flows from the underlying mortgages are applied first to pay interest and then to retire securities; and

(3) The classes of securities are retired sequentially. All principal payments are directed first to the shortest-maturity class (or A bond). When those securities are completely retired, all principal payments are then directed to the next shortest-maturity security (or B bond). This process continues until all of the classes have been paid off.

Because the cash flow is distributed sequentially instead of pro rata, as with pass-through securities, the cash flows and average lives of CMOs are more predictable, and there is a period of time during which the investors in the longer-maturity classes receive no principal paydowns. The interest portion of these payments is distributed by the Fund as income, and the capital portion is reinvested.

Real Estate Mortgage Investment Conduits ("REMICs")

REMICs are offerings of multiple class mortgage-backed securities which qualify and elect treatment as such under provisions of the Internal Revenue Code, as amended. Issuers of REMICs may take several forms, such as trusts, partnerships, corporations, associations, or segregated pools of mortgages. Once REMIC status is elected and obtained, the entity is not subject to federal income taxation. Instead, income is passed through the entity and is taxed to the person or persons who hold interests in the REMIC. A REMIC interest must consist of one or more classes of "regular interests," some of which may offer adjustable rates of interest, and a single class of "residual interests." To qualify as a REMIC, substantially all the assets of the entity must be in assets directly or indirectly secured principally by real property.

Interest-Only and Principal-Only Investments

Some of the securities purchased by the Fund may represent an interest solely in the principal repayments or solely in the interest payments on mortgage-backed securities (stripped mortgage-backed securities or "SMBSs"). SMBSs are usually structured with two classes and receive different proportions of the interest and principal distributions on the pool of underlying mortgage-backed securities. Due to the possibility of prepayments on the underlying mortgages, SMBSs may be more interest-rate sensitive than other securities purchased by the Fund. If prevailing interest rates fall below the level at which SMBSs were issued, there may be substantial prepayments on the underlying mortgages, leading to the relatively early prepayments of principal-only SMBSs (the principal-only or "PO" class) and a reduction in the amount of payments made to holders of interest-only SMBSs (the interest-only or "IO" class). Because the yield to maturity of an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage-backed securities, it is possible that the Fund might not recover its original investment on interest-only SMBSs if there are substantial prepayments on the underlying mortgages. The Fund's inability to fully recoup its investments in these securities as a result of a rapid rate of principal prepayments may occur even if the securities are rated by an NRSRO. Therefore, interest-only SMBSs generally increase in value as interest rates rise and decrease in value as interest rates fall, counter to changes in value experienced by most fixed income securities.

Privately Issued Mortgage-Related Securities

Privately issued mortgage-related securities generally represent an ownership interest in federal agency mortgage pass-through securities such as those issued by Government National Mortgage Association as well as those issued by non-government related entities. The terms and characteristics of the mortgage instruments may vary among pass-through mortgage loan pools. The market for such mortgage-related securities has expanded considerably since its inception. The size of the primary issuance market and the active participation in the secondary market by securities dealers and other investors makes government-related and non-government related pools highly liquid.

Resets of Interest

The interest rates paid on the ARMS, CMOs, and REMICs in which the Fund invests generally are readjusted at intervals of one year or less to an increment over some predetermined interest rate index. There are two main categories of indices: those based on U.S. Treasury securities and those derived from a calculated measure, such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year and five-year constant maturity Treasury Note rates, the three-month Treasury Bill rate, the 180-day Treasury Bill rate, rates on longer-term Treasury securities, the National Median Cost of Funds, the one-month or three-month London Interbank Offered Rate (LIBOR), the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury Note rate, closely mirror changes in market interest rate levels.

To the extent that the adjusted interest rate on the mortgage security reflects current market rates, the market value of an adjustable rate mortgage security will tend to be less sensitive to interest rate changes than a fixed rate debt security of the same stated maturity. Hence, ARMS which use indices that lag changes in market rates should experience greater price volatility than adjustable rate mortgage securities that closely mirror the market.

Caps and Floors

The underlying mortgages which collateralize the ARMS, CMOs, and REMICs in which the Fund invests will frequently have caps and floors which limit the maximum amount by which the loan rate to the residential borrower may change up or down:
(1) per reset or adjustment interval, and (2) over the life of the loan. Some residential mortgage loans restrict periodic adjustments by limiting changes in the borrower's monthly principal and interest payments rather than limiting interest rate changes. These payment caps may result in negative amortization.

The value of mortgage securities in which the Fund invests may be affected if market interest rates rise or fall faster and farther than the allowable caps or floors on the underlying residential mortgage loans. Additionally, even though the interest rates on the underlying residential mortgages are adjustable, amortization and prepayments may occur, thereby causing the effective maturities of the mortgage securities in which the Fund invests to be shorter than the maturities stated in the underlying mortgages.

Futures and Options Transactions

The Fund may attempt to hedge all or a portion of its portfolio by buying and selling financial futures contracts, buying put options on portfolio securities and listed put options on futures contracts, and writing call options on futures contracts. The Fund may also write covered call options on portfolio securities to attempt to increase its current income. The Fund currently does not intend to invest more than 5% of its total assets in options transactions.

   Financial Futures Contracts

      A futures contract is a firm commitment by two parties: the seller who agrees to make delivery of the specific type of security called for in the contract ("going short") and the buyer who agrees to take delivery of the security ("going long") at a certain time in the future. In the fixed income securities market, price moves inversely to interest rates. A rise in rates means a drop in price. Conversely, a drop in rates means a rise in price. In order to hedge its holdings of fixed income securities against a rise in market interest rates, the Fund could enter into contracts to deliver securities at a predetermined price (i.e., "go short") to protect itself against the possibility that the prices of its fixed income securities may decline during the Fund's anticipated holding period. The Fund would agree to purchase securities in the future at a predetermined price (i.e., "go long") to hedge against a decline in market interest rates.

   Put Options on Financial Futures Contracts

      The Fund may purchase listed put options on financial futures contracts.

      Unlike entering directly into a futures contract, which requires the purchaser to buy a financial instrument on a set date at a specified price, the purchase of a put option on a futures contract entitles (but does not obligate) its purchaser to decide on or before a future date whether to assume a short position at the specified price.

      The Fund would purchase put options on futures contracts to protect portfolio securities against decreases in value resulting from an anticipated increase in market interest rates. Generally, if the hedged portfolio securities decrease in value during the term of an option, the related futures contracts will also decrease in value and the option will increase in value. In such an event, the Fund will normally close out its option by selling an identical option. If the hedge is successful, the proceeds received by the Fund upon the sale of the second option will be large enough to offset both the premium paid by the Fund for the original option plus the decrease in value of the hedged securities.

      Alternatively, the Fund may exercise its put option. To do so, it would simultaneously enter into a futures contract of the type underlying the option (for a price less than the strike price of the option) and exercise the option. The Fund would then deliver the futures contract in return for payment of the strike price. If the Fund neither closes out nor exercises an option, the option will expire on the date provided in the option contract, and the premium paid for the contract will be lost.

   Call Options on Financial Futures Contracts

      In addition to purchasing put options on futures, the Fund may write listed call options on futures contracts to hedge its portfolio against an increase in market interest rates. When the Fund writes a call option on a futures contract, it is undertaking the obligation of assuming a short futures position (selling a futures contract) at the fixed strike price at any time during the life of the option if the option is exercised. As market interest rates rise, causing the prices of futures to go down, the Fund's obligation under a call option on a future (to sell a futures contract) costs less to fulfill, causing the value of the Fund's call option position to increase.

      In other words, as the underlying futures price goes down below the strike price, the buyer of the option has no reason to exercise the call, so that the Fund keeps the premium received for the option. This premium can offset the drop in value of the Fund's fixed income portfolio which is occurring as interest rates rise.

      Prior to the expiration of a call written by the Fund, or exercise of it by the buyer, the Fund may close out the option by buying an identical option. If the hedge is successful, the cost of the second option will be less than the premium received by the Fund for the initial option. The net premium income of the Fund will then offset the decrease in value of the hedged securities.

      The Fund will not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, the Fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.

   "Margin" In Futures Transactions

      Unlike the purchase or sale of a security, the Fund does not pay or receive money upon the purchase or sale of a futures contract. Rather, the Fund is required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract initial margin does not involve the borrowing of funds by the Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.

      A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value, the Fund will mark-to-market its open futures positions.

      The Fund is also required to deposit and maintain margin when it writes call options on futures contracts.

   Purchasing Put Options on Portfolio Securities

      The Fund may purchase put options on portfolio securities to protect against price movements in particular securities in its portfolio. A put option gives the Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option.

   Writing Covered Call Options on Portfolio Securities

      The Fund may also write covered call options to generate income. As writer of a call option, the Fund has the obligation upon exercise of the option during the option period to deliver the underlying security upon payment of the exercise price. The Fund may only sell call options either on securities held in its portfolio or on securities which it has the right to obtain without payment of further consideration (or has segregated cash in the amount of any additional consideration).

Leveraging

Leveraging exaggerates the effect on the net asset value of any increase or decrease in the market value of the portfolio. Money borrowed for leveraging will be limited to 33 1/3% of the value of the Fund's total assets. These borrowings will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased; in certain cases, interest costs may exceed the return received on the securities purchased.

Leverage Through Borrowing

For the borrowings for investment purposes, the Investment Company Act of 1940 requires the Fund to maintain continuous asset coverage (i.e., total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. If the required coverage should decline as a result of market fluctuations or other reason, the Fund may be required to sell some of its portfolio holdings within 3 days to reduce the debt and restore the 300% coverage, even though it may be disadvantageous from an investment standpoint to sell at that time. The Fund also may be required to maintain minimum average balances in connection with such borrowings or to pay a commitment fee to maintain a line of credit; either of those requirements would increase the cost of borrowings over the stated rate. To the extent the Fund enters into a reverse repurchase agreement, the Fund will maintain in a segregated custodial account cash or U.S. governement securities or other high quality liquid debt securities at least equal to the aggregate amount of its reverse repurchase obligations, plus accrued interest in certain cases, in accordance with releases promulgated by the SEC. The SEC views reverse repurchase transactions as collateralized borrowings by the Fund.

Medium Term Notes and Deposit Notes

Medium Term Notes ("MTNs") and Deposit Notes are similar to corporate debt obligations as described in the prospectus. MTNs and Deposit Notes trade like commercial paper, but may have maturities from 9 months to ten years.

Average Life

Average Life, as applicable to asset-backed securities, is computed by multiplying each principal repayment by the time of payment (months or years from the evaluation date), summing these products, and dividing the sum by the total amount of principal repaid. The weighted-average life is calculated by multiplying the maturity of each security in a given pool by its remaining balance, summing the products, and dividing the result by the total remaining balance.

Weighted Average Portfolio Duration

Duration is a commonly used measure of the potential volatility of the price of a debt security, or the aggregate market value of a portfolio of debt securities, prior to maturity. Duration measures the magnitude of the change in the price of a debt security relative to a given change in the market rate of interest. The duration of a debt security depends upon three primary variables: the security's coupon rate, maturity date and the level of market interest rates for similar debt securities. Generally, debt securities with lower coupons or longer maturities will have a longer duration than securities with higher coupons or shorter maturities.

Duration is calculated by dividing the sum of the time-weighted present values of cash flows of a security or portfolio of securities, including principal and interest payments, by the sum of the present values of the cash flows.

The duration of interest rate agreements, such as interest rates swaps, caps and floors, is calculated in the same manner as other securities. However, certain interest rate agreements have negative durations, which the Fund may use to reduce its weighted average portfolio duration.

Mathematically, duration is measured as follows:

Duration =  PVCF1(1) +       PVCF2(2) + PVCF3(3) +   ...           +    PVCFn(n)
             PVTCF    PVTCF    PVTCF    PVTCF
where

PVCTFt   =  the present value of the cash flow in period t discounted at the prevailing yield-to-maturity

      t   =  the period when the cash flow is received

      n   = remaining number of periods until maturity

PVTCF = total present value of the cash flow from the bond where the present value is determined using the prevailing yield-to-maturity.

Certain debt securities, such as mortgage-backed and asset-backed securities, may be subject to prepayment at irregular intervals. The duration of these instruments will be calculated based upon assumptions established by the investment adviser as the probable amount and sequence of principal prepayments. Duration calculated in this manner, commonly referred to as "effective duration," allows for changing prepayment rates as interest rates change and expected future cash flows are affected. The calculation of effective duration will depend upon the investment adviser's assumed prepayment rate.

Lending of Portfolio Securities

The collateral received when the Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Fund does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.

When-Issued and Delayed Delivery Transactions

These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund`s records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.

Repurchase Agreements

The Fund requires its custodian to take possession of the securities subject to repurchase agreements, and these securities are marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines established by the Directors.

Reverse Repurchase Agreements

The Fund may also enter into reverse repurchase agreements. This transaction is similar to borrowing cash. In a reverse repurchase agreement the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

Investing in Securities of Other Investment Companies

The Fund may invest in the securities of affiliated money market funds as an efficient means of managing the Fund's uninvested cash.

Portfolio Turnover

 The Fund will not attempt to set or meet a portfolio turnover rate since any turnover would be incidental to transactions undertaken in an attempt to achieve the Fund's investment objective. Portfolio securities will be sold when the adviser believes it is appropriate, regardless of how long those securities have been held. The adviser does not anticipate that the Fund's portfolio turnover rate will exceed 150%.

Investment Limitations

The following limitations are fundamental [except that no investment limitation of the Fund shall prevent the Fund from investing substantially all of its assets (except for assets which are not considered "investment securities" under the Investment Company Act of 1940, or assets exempted by the Securities and Exchange Commission) in an open-end investment company with substantially the same investment objectives]:

Selling Short and Buying on Margin

The Fund will not sell any securities short or purchase any securities on margin, but may obtain such short-term credits as may be necessary for clearance of purchases and sales of portfolio securities.

Concentration of Investments

The Fund will not acquire more than 25% of its total assets in securities of issuers having their principal business activities in the same industry.

Borrowing Money

The Fund will not borrow money, except to the extent permitted under the 1940 Act (which currently limits borrowings to no more than 33 1/3% of the value of the Fund's total assets). For purposes of this investment restriction, the entry into options, forward contracts, futures contracts, including those related to indices, options on futures contracts or indices, and dollar roll transactions shall not constitute borrowing.

Diversification of Investments

With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities issued by any one issuer (other than cash, cash items, or securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, and repurchase agreements collateralized by such securities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, and will not acquire more than 10% of the outstanding voting securities of any one issuer.

Pledging Assets

The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, it may mortgage, pledge, or hypothecate assets having a market value not exceeding 10% of the value of total assets at the time of the borrowing.

Lending Cash or Securities

The Fund will not lend any assets except portfolio securities. (This will not prevent the purchase or holding of bonds, debentures, notes, certificates of indebtedness or other debt securities of an issuer, repurchase agreements or other transactions which are permitted by the Fund's investment objective and policies or Articles of Incorporation).

Issuing Senior Securities

The Fund will not issue senior securities, except as permitted by its investment objective and policies.

The above limitations cannot be changed without shareholder approval. The following limitation, however, may be changed by the Directors without shareholder approval [except that no investment limitation of the Fund shall prevent the Fund from investing substantially all of its assets (except for assets which are not considered "investment securities" under the Investment Company Act of 1940, or assets exempted by the Securities and Exchange Commission) in an open-end investment company with substantially the same investment objectives]. Shareholders will be notified before any material changes in this limitation become effective.

Investing in Restricted and Illiquid Securities

The Fund will not invest more than 15% of its net assets in illiquid securities, including certain restricted securities (except for Section 4(2) commercial paper and certain other restricted securities which meet the criteria for liquidity as established by the Directors), non-negotiable time deposits, and repurchase agreements providing for settlement in more than seven days after notice.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

As a matter of operating policy, the Fund will not purchase any securities while borrowings in excess of 5% of its total assets are outstanding.



Federated Total Return Series, Inc. Management

 Officers and Directors are listed with their addresses, birthdates, present positions with Federated Total Return Series, Inc., and principal occupations.

John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924

Chairman and Director

Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director or Trustee of the Funds.Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President and Director of the Company.

Thomas G. Bigley
15 Old Timber Trail
Pittsburgh, PA
Birthdate:  February 3, 1934

Director

Chairman of the Board, Children's Hospital of Pittsburgh; formerly, Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Director, Member of Executive Committee, University of Pittsburgh; Director or Trustee of the Funds.

John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937

Director

President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly, President, Naples Property Management, Inc. and Northgate Village Development Corporation; Director or Trustee of the Funds.

William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918

Director

Director and Member of the Executive Committee, Michael Baker, Inc.; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director or Trustee of the Funds.

J. Christopher Donahue *
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949

Executive Vice President and Director

President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company; President or Executive Vice President of the Funds; Director or Trustee of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Director of the Company.

James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922

Director

Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director or Trustee of the Funds.

Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932

Director

Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director or Trustee of the Funds.

Edward L. Flaherty, Jr.@
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA
Birthdate:  June 18, 1924

Director

Attorney of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly, Counsel, Horizon Financial, F.A., Western Region; Director or Trustee of the Funds.

Peter E. Madden
One Royal Palm Way
100 Royal Palm Way
Palm Beach, FL
Birthdate:  March 16, 1942

Director

Consultant; Former State Representative, Commonwealth of Massachusetts; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation; Director or Trustee of the Funds.

John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932

Director

President, Law Professor, Duquesne University; Consulting Partner, Mollica & Murray; Director or Trustee of the Funds.

Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925

Director

Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University and U.S. Space Foundation; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center, Prague; Director or Trustee of the Funds.

Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935

Director

Public relations/Marketing/Conference Planning; Director or Trustee of the Funds.

Glen R. Johnson
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 2, 1929

President

Trustee, Federated Investors; President and/or Trustee of some of the Funds; staff member, Federated Securities Corp.

Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930

Executive Vice President

Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.

John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938

Executive Vice President , Secretary and Treasurer

Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds; Treasurer of some of the Funds.

      * This Director is deemed to be an "interested person" as defined in the Investment Company Act of 1940.

      @ Member of the Executive Committee. The Executive Committee of the Board of Directors handles the responsibilities of the Board between meetings of the Board.

As used in the table above, "The Funds" and "Funds" mean the following investment companies: 111 Corcoran Funds; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc. ; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities
Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc. - 1999; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; RIMCO Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Wesmark Funds; and World Investment Series, Inc.



Fund Ownership

Officers and Directors as a group own less than 1% of the Fund`s outstanding shares.



As of October 28, 1997, the following shareholders of record owned 5% or more of the outstanding Institutional Shares of the Fund: Edgewood Service, Inc., Pittsburgh, PA owned 153,879 (30.11%); Federated Management Co., Pittsburgh, PA owned 251,239 (49.15%); and Federated Securities Corp., Pittsburgh, PA owned 92,893 (18.17%). As of October 28, 1997, the following shareholders of record owned 5% or more of the outstanding Institutional Service Shares of the Fund:
Federated Services Company, Pittsburgh, PA, acting in numerous capacities for various accounts, owned 19 (76.01%); and Federated Management, Pittsburgh, PA owned 10 (33.89%).


Directors' Compensation


                       AGGREGATE
NAME ,               COMPENSATION
POSITION WITH            FROM               TOTAL COMPENSATION PAID
CORPORATION          CORPORATION*              FROM FUND COMPLEX +
John F. Donahue,     $ 0         $0 for the Corporation and
Chairman and Director            54 other investment companies in the Fund Complex
Thomas G. Bigley     $1,004      $86,331 for the Corporation and
Director                         54 other investment companies in the Fund Complex
John T. Conroy, Jr., $1,105      $115,760 for the Corporation and
Director                         54 other investment companies in the Fund Complex
William J. Copeland, $1,105      $115,760 for the Corporation and
Director                         54 other investment companies in the Fund Complex
J. Christopher Donahue,          $ 0      $0 for the Corporation and
Executive Vice President         16 other investment companies in the Fund Complex
  andDirector
James E. Dowd,       $1,105      $115,760 for the Corporation and
Director                         54 other investment companies in the Fund Complex
Lawrence D. Ellis, M.D.,         $1,004   $104,898 for the Corporation and
Director                         54 other investment companies in the Fund Complex
Edward L. Flaherty, Jr.,         $1,105   $115,760 for the Corporation and
Director                         54 other investment companies in the Fund Complex
Peter E. Madden,     $1,004      $104,898 for the Corporation  and
Director                         54 other investment companies in the Fund Complex
John E. Murray, Jr., $1,004      $104,898 for the Corporationand
Director                         54 other investment companies in the Fund Complex
Wesley W. Posvar,    $1,004      $104,898 for the Corporation and
Director                         54 other investment companies in the Fund Complex
Marjorie P. Smuts,   $1,004      $104,898 for the Corporation and
Director                         54 other investment companies in the Fund Complex


*Information is furnished for the fiscal year ended September 30, 1997 and the Corporation was comprised of four portfolios.



+The information is provided for the last calendar year.



Director Liability

The Corporation's Articles of Incorporation provide that the Directors will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

Investment Advisory Services

Adviser to the Fund

The Fund's investment adviser is Federated Management (the "Adviser"). It is a subsidiary of Federated Investors. All of the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife, and his son, J. Christopher Donahue.

The Adviser shall not be liable to the Fund or any shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Fund.

Advisory Fees

For its advisory services, Federated Management receives an annual investment advisory fee as described in the prospectus.

Brokerage Transactions

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Directors. The Adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the Adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the Adviser or by affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

Although investment decisions for the Fund are made independently from those of the other accounts managed by the Adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the Adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.

Other Services

Fund Administration

Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus.

Custodian and Portfolio Accountant

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Federated Services Company, Pittsburgh, Pennsylvania, provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments. The fee paid for this service is based upon the level of the Fund's average net assets for the period plus out-of-pocket expenses.

Transfer Agent

Federated Services Company, through its registered transfer agent, Federated Shareholder Services Company, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based upon the size, type and number of accounts and transactions made by shareholders.

Independent Auditors

The independent auditors for the Fund are Ernst & Young LLP, Pittsburgh, Pennsylvania.

Purchasing Shares

Except under certain circumstances described in the prospectus, shares are sold at their net asset value on days the New York Stock Exchange is open for business. The procedure for purchasing Shares of the Fund is explained in each Share's prospectus under "Investing in the Institutional Shares" or "Investing in Institutional Service Shares."

Distribution Plan (Institutional Service Shares only) and Shareholder Services

As explained in the respective prospectuses, with respect to Shares of the Fund, the Fund has adopted a Shareholder Services Agreement, and, with respect to Institutional Service Shares, has adopted a Distribution Plan.

These arrangements permit the payment of fees to financial institutions, the distributor, and Federated Shareholder Services, to stimulate distribution activities and to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to: marketing efforts; providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations and addresses.

By adopting the Plan, the Directors expect that the Fund will be able to achieve a more predictable flow of cash for investment purposes and to meet redemptions. This will facilitate more efficient portfolio management and assist the Fund in pursuing its investment objectives. By identifying potential investors whose needs are served by the Fund's objectives, and properly servicing these accounts, it may be possible to curb sharp fluctuations in rates of redemptions and sales.

Other benefits, which may be realized under either arrangement, may include: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.

Determining Net Asset Value

Net asset value generally changes each day. The days on which net asset value is calculated by the Fund are described in the prospectus.

Determining Market Value of Securities

Market values of the Fund's securities, other than options, are determined as follows:

    o as provided by an independent pricing service;

    o for short-term obligations, according to the mean bid and asked prices, as furnished by an independent pricing service, or for short-term obligations with remaining maturities of 60 days or less at the time of purchase, at amortized cost unless the Directors determine this is not fair value; or

    o at fair value as determined in good faith by the Directors.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices. Pricing services may consider: yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Fund will value futures contracts, options and put options on financial futures at their market values established by the exchanges at the close of option trading on such exchanges unless the Directors determine in good faith that another method of valuing option positions is necessary.

Use of Amortized Cost

The Directors have decided that the fair value of debt securities authorized to be purchased by the Fund with remaining maturities of 60 days or less at the time of purchase shall be their amortized cost value, unless the particular circumstances of the security indicate otherwise. Under this method, portfolio instruments and assets are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. The Executive Committee continually assesses this method of valuation and recommends changes where necessary to assure that the Fund's portfolio instruments are valued at their fair value as determined in good faith by the Directors.

Redeeming Shares

The Fund redeems Shares at the next computed net asset value after the Fund Instituional Shares" or "Redeeming Institutional Service Shares." Although State Street Bank does not charge for telephone redemptions, it reserves the right to charge a fee for the cost of wire-transferred redemptions of less than $5,000.

Redemption in Kind

The Fund is obligated to redeem shares for any one shareholder solely in cash only up to the lesser of $250,000 or 1% of the Fund's net asset value during any 90-day period.

Any redemption beyond this amount will also be in cash unless the Directors determine that payments should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way that net asset value is determined. The portfolio instruments will be selected in a manner that the Directors deem fair and equitable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur certain transaction costs.

Tax Status

The Fund's Tax Status

The Fund will pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code, as amended, applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:

     o derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;



     o    invest in securities within certain statutory limits; and

     o distribute to its shareholders at least 90% of its net income earned during the year.

Shareholders' Tax Status

Shareholders are subject to federal income tax on dividends and capital gains received as cash or additional shares. No portion of any income dividend paid by the Fund is eligible for the dividends received deduction available to corporations.

   Capital Gains

      Shareholders will pay federal tax at capital gains rates on long-term capital gains distributed to them regardless of how long they have held the Fund shares.

Total Return

The average annual total return for the Fund is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions.

Yield

The yield of the Fund is determined by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the Fund over a thirty-day period by the offering price per share of the Fund on the last day of the period. This value is annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the Fund because of certain adjustments required by the Securities and Exchange Commission and, therefore, may not correlate to the dividends or other distributions paid to shareholders. To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in the Fund, performance will be reduced for those shareholders paying those fees.

Performance Comparisons

The Fund's performance depends upon such variables as:

    o portfolio quality;

    o average portfolio maturity;

    o type of instruments in which the portfolio is invested;

    o changes in interest rates and market value of portfolio securities;

    o changes in the Fund expenses; and

    o various other factors.

The Fund's performance fluctuates on a daily basis largely because net earnings and offering price per share fluctuate daily. Both net earnings and offering price per share are factors in the computation of yield and total return.

Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

    o Merrill Lynch 1-3 Year Treasury Index is an unmanaged index tracking short-term U.S. Treasury securities between 1 and 2.99 years. The index is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc.

    o Lipper Analytical Services, Inc. ranks funds in various categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time. From time to time, the Trust will quote its Lipper ranking in the "short U.S. Treasury funds" category in advertising and sales literature.

Advertisements and other sales literature for the Fund may quote total returns which are calculated on non-standardized base periods. These total returns represent the historic change in the value of an investment in the Fund based on monthly reinvestment of dividends over a specified period of time.

Advertising and other promotional literature may include charts, graphs and other illustrations using the Fund's returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Fund can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.

Economic and Market Information

Advertising and sales literature for the Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by Fund portfolio managers and their views and analysis on how such developments could affect the Fund. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute.

About Federated Investors

Federated Investors is dedicated to meeting investor needs which is reflected in its investment decision making--structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.

The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors. These traders handle trillions of dollars in annual trading volume.

In the government sector, as of December 31, 1996, Federated Investors managed 9 mortgage-backed, 5 government/agency and 17 government money market mutual funds, with assets approximating $6.3 billion, $1.7 billion and $23.6 billion, respectively. Federated trades approximately $309 million in U.S. government and mortgage-backed securities daily and places approximately $17 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages nearly $30 billion in government funds within these maturity ranges.

J. Thomas Madden, Executive Vice President, oversees Federated Investors' equity and high yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated Investors' domestic fixed income management. Henry
A. Frantzen, Executive Vice President, oversees the management of Federated Investors' international and global portfolios.

Mutual Fund Market

 Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $3.5 trillion to the more than 6,000 funds available.*

 Federated Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:

   Institutional  Clients

      Federated Investors meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John
B. Fisher, President, Institutional Sales Division.

   Bank Marketing

      Other institutional clients include close relationships with more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

   Broker/Dealers and Bank Broker/Dealer Subsidiaries

      Federated funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high rankings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Division.

*source:  Investment Company Institute







PART C.    OTHER INFORMATION.

Item 24.    Financial Statements and Exhibits:
            (a) Financial Statements: (1-3) Incorporated by reference to each portfolio's Annual Report dated November 30, 1997, pursuant to Rule 411 under the Securities Act of 1933. (File Nos. 33-50773 and 811-7115); (4) Filed in Part A.
            (b)   Exhibits:
                 (1)(i) Conformed copy of Articles of Incorporation; (ii)
                    Conformed copy of Articles of Amendment of Articles of
                         Incorporation; (2)
                 (2)     Copy of By-Laws; (1)
                 (3)     Not Applicable;
                 (4)     Copy of Specimen Certificate for Shares of   Capital
                         Stock of the Registrant; (10)
                 (5) (i) Copy of Investment Advisory Contract and conformed copies of Exhibits A and B of Investment Advisory Contract; (7)
                    (ii) Conformed copies of Exhibits D and E of Investment
                         Advisory Contract; (11)
                 (6) (i) Copy of Distributor's Contract and Conformed copies of Exhibits A, B, C, and D to Distributor's Contract;
                         (4)
                    (ii) Copy of Distributor's Contract and Conformed copies of
                         Exhibits E and F to Distributor's Contract; (10)
                   (iii) Conformed copies of Exhibits G and H to Distributor's
                         Contract; (11)
                    (iv) The Registrant hereby incorporates the conformed copy of the specimen Mutual Funds Sales and Service Agreement; Mutual Funds Service Agreement; and Plan Trustee/Mutual Funds Service Agreement from Item 24 (b)
                         (6) of the Cash Trust Series II Registration Statement on Form N-1A, filed with the Commission on July 24, 1995. (File Numbers 33-38550 and 811-6269);
                 (7)     Not Applicable;
                 (8) (i) Conformed copy of the Custodian Agreement of the
                         Registrant; (4)
                    (ii) Conformed Copy of Fee Schedule to the Custodian
                         Agreement of the Registrant; (13)
-------------------------------------------------
+     All exhibits have been filed electronically.

(1) Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed October 25, 1993. (File Nos. 33-50773 and 811-7115)

(2) Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-1A filed December 21, 1993. (File Nos. 33-50773 and 811-7115)

(4) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 1 on Form N-1A filed May 27, 1994. (File Nos. 33-50773 and 811-7115)

(7) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 4 on Form N-1A filed June 6, 1995. (File Nos. 33-50773 and 811-7115)

(10) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 8 on Form N-1A filed November 27, 1996. (File Nos. 33-50773 and 811-7115)

(11) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 9 on Form N-1A filed March 31, 1997. (File Nos. 33-50773 and 811-7115)

(13) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 13 on Form N-1A filed November 26, 1997. (File Nos. 33-50773 and 811-7115)

    (9) (i) Conformed copy of Fund Accounting Services, Administrative Services, Transfer Agency Services, and Custody Services Procurement
         Agreement of the Registrant; (13)
    (ii) Conformed copy of Administrative Services Agreement; (4) (iii) The responses described in Item 24(b)(6) are hereby incorporated by reference;
    (iv) Conformed Copy of Amended and Restated Shareholder Services Agreement of the Registrant; (13)
 (10) Conformed copy of Opinion and Consent of Counsel as to legality of shares being registered; (2)
 (11) Conformed copy of Consent of Independent Auditors; (13) (12) Not Applicable; (13) Conformed copy of Initial Capital Understanding; (3) (14) Not Applicable; (15)(i) Conformed copy of Distribution Plan including Exhibits A and B; (11)
    (ii) Conformed copy of Exhibits C to Distribution Plan; (10) (iii) Conformed copy of Exhibit D and E to Distribution Plan; (11)
    (iv) The responses described in Item 24(b)(6) are hereby incorporated by reference;
 (16)(i) Copy of Schedules for Computation of Fund Performance Data for the Federated Limited Duration; (12)
    (ii) Copy of Schedules of Computation of Fund Performance Data for Federated Total Return Bond Fund and Federated Government
         Fund; (13)
   (iii) Copy of Schedules of Computation of Fund
         Performance Data for Federated Limited Duration
         Government Fund; +
 (17)    Copies of Financial Data Schedules; +
----------------------------------
 +    All exhibits have been filed electronically.

(2)  Response  is  incorporated  by  reference  to  Registrant's   Pre-Effective
     Amendment No. 1 on Form N-1A filed December 21, 1993. (File Nos. 33-50773 and 811-7115)

(3) Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 2 on Form N-1A filed January 13, 1994. (File Nos. 33-50773 and 811-7115)

(4) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 1 on Form N-1A filed May 27, 1994. (File Nos. 33-50773 and 811-7115)

(10) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 8 on Form N-1A filed November 27, 1996. (File Nos. 33-50773 and 811-7115)

(11) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 9 on Form N-1A filed March 31, 1997. (File Nos. 33-50773 and 811-7115)

(12) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 10 on Form N-1A filed May 28, 1997. (File Nos. 33-50773 and 811-7115)

(13) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 13 on Form N-1A filed November 26, 1997. (File Nos. 33-50773 and 811-7115)

(18) The Registrant hereby incorporates the conformed copy of the specimen Multiple Class Plan from Item 24(b)(18) of the World Investment Series, Inc. Registration Statement on Form N-1A, filed with the Commission on January 26, 1996. (File Nos. 33-52149 and 811-07141);

(19)(i) Conformed copy of Power of Attorney; + (ii) Conformed copy of Limited Power of Attorney; (10)

Item 25.    Persons Controlled by or Under Common Control with Registrant:

            None

Item 26.    Number of Holders of Securities:

                                                Number of Record Holders
            Title of Class                        as of April 8, 1998

            Shares of capital stock
            ($0.001 per Share par value)

             Federated Government Fund
               Institutional Shares                         1,063
               Institutional Service Shares                 1,007
             Federated Total Return Bond Fund
               Institutional Shares                         1,085
               Institutional Service Shares                 1,051
             Federated Limited Duration Fund
               Institutional Shares                         1,066
               Institutional Service Shares                 1,019
             Federated Limited Duration Government Fund
               Institutional Shares                         38
               Institutional Service Shares                 10

Item 27.    Indemnification: (1)

Item 28. Business and Other Connections of Investment Adviser:

(a) For a description of the other business of the investment adviser, see the section entitled "Management of the Fund" in Part A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "Federated Total Return Series, Inc. Management." The remaining Trustee of the investment adviser, his position with the investment adviser, and, in parentheses, his principal occupation is: Mark D. Olson (Partner, Wilson, Halbrook & Bayard), 107 W. Market Street, Georgetown, Delaware 19947.

+     All exhibits have been filed electronically.

 (1) Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed October 25, 1993. (File Nos. 33-50773 and 811-7115)

(10) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 8 on Form N-1A filed November 27, 1996. (File Nos. 33-50773 and 811-7115)


     The remaining Officers of the investment adviser are:

         Executive Vice Presidents:          William D. Dawson, III
                                             Henry A. Frantzen
                                             J. Thomas Madden

         Senior Vice Presidents:             Joseph M. Balestrino
                                             Drew J. Collins
                                             Jonathan C. Conley
                                             Deborah A. Cunningham
                                             Mark E. Durbiano
                                             Sandra L. McInerney
                                             J. Alan Minteer
                                             Susan M. Nason
                                             Mary Jo Ochson
                                             Robert J. Ostrowski

         Vice Presidents:                    Todd A. Abraham
                                             J. Scott Albrecht
                                             Randall S. Bauer
                                             David A. Briggs
                                             Micheal W. Casey
                                             Kenneth J. Cody
                                             Alexandre de Bethmann
                                             Michael P. Donnelly
                                             Linda A. Duessel
                                             Donald T. Ellenberger
                                             Kathleen M. Foody-Malus
                                             Thomas M. Franks
                                             Edward C. Gonzales
                                             James E. Grefenstette
                                             Susan R. Hill
                                             Stephen A. Keen
                                             Robert K. Kinsey
                                             Robert M. Kowit
                                             Jeff A. Kozemchak
                                             Steven Lehman
                                             Marian R. Marinack
                                             Charles A. Ritter
                                             Scott B. Schermerhorn
                                             Frank Semack
                                             Aash M. Shah
                                             Christopher Smith
                                             William F. Stotz
                                             Tracy P. Stouffer
                                             Edward J. Tiedge
                                             Paige M. Wilhelm
                                             Jolanta M. Wysocka

         Assistant Vice Presidents:
                                             Stefanie L. Bachhuber
                                             Arthur J. Barry
                                             Robert E. Cauley
                                             Lee R. Cunningham, II
                                             Paul S. Drotch
                                             Salvatore A. Esposito
                                             Donna M. Fabiano
                                             John T. Gentry
                                             William R. Jamison
                                             Constantine Kartsonsas
                                             Natalie F. Metz
                                             Joseph M. Natoli
                                             Keith J. Sabol
                                             John Sheehy
                                             Michael W. Sirianni
                                             Gregg S. Tenser
                                             Leonardo A. Vila
                                             Lori A. Wolff

         Secretary:                          Stephen A. Keen

         Treasurer:                          Thomas R. Donahue

         Assistant Secretaries:              Thomas R. Donahue
                                             Richard B. Fisher
                                             Christine I. McGonigle

         Assistant Treasurer:                Richard B. Fisher

The business address of each of the Officers of the investment adviser is Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the Funds listed in Part B of this Registration Statement.

Item 29.    Principal Underwriters:

(a) Federated Securities Corp. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

111 Corcoran Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities
Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; SouthTrust Vulcan Funds; Star Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Virtus Funds; The Wachovia Funds; The Wachovia Municipal Funds; Tower Mutual Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Vision Group of Funds, Inc.; and World Investment Series, Inc.

Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.

(b)

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant


Richard B. Fisher             Director, Chairman, Chief
Federated Investors Tower     Executive Officer, Chief
Pittsburgh, PA 15222-3779     Operating Officer, Asst.
                              Secretary and Asst. Treasurer,
                              Federated Securities Corp.

Edward C. Gonzales            Director, Executive Vice
Federated Investors Tower     President, Federated,
Pittsburgh, PA 15222-3779     Securities Corp.

Thomas R. Donahue             Director, Assistant Secretary
Federated Investors Tower     and Assistant Treasurer
Pittsburgh, PA 15222-3779     Federated Securities Corp

James F. Getz                 President-Broker/Dealer,             --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John B. Fisher                President-Institutional Sales,       --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

David M. Taylor               Executive Vice President             --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark W. Bloss                 Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard W. Boyd               Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Laura M. Deger                Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.          Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bryant R. Fisher              Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Christopher T. Fives          Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

James S. Hamilton             Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

James M. Heaton               Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant

Keith Nixon                   Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Solon A. Person, IV           Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Timothy C. Pillion            Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas E. Territ              Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Ernest G. Anderson            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Teresa M. Antoszyk            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John B. Bohnet                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Byron F. Bowman               Vice President, Secretary,           --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis      Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

David J. Callahan             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mary J. Combs                 Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.        Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.        Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Kevin J. Crenny               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Daniel T. Culbertson          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779


         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant

G. Michael Cullen             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Marc C. Danile                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

William C. Doyle              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jill Ehrenfeld                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark D. Fisher                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Joseph D. Gibbons             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John K. Goettlicher           Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Craig S. Gonzales             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Gonzales           Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Raymond Hanley                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bruce E. Hastings             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Beth A. Hetzel                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

James E. Hickey               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Charlene H. Jennings          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Brian G. Kelly                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779


         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant

H. Joseph Kennedy             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael W. Koenig             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael R. Manning            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark J. Miehl                 Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Mihm               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

J. Michael Miller             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Alec H. Neilly                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas A. Peters III          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert F. Phillips            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard A. Recker             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Eugene B. Reed                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul V. Riordan               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John Rogers                   Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Brian S. Ronayne              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas S. Schinabeck          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779


         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant

Edward L. Smith               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

David W. Spears               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John A. Staley                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Colin B. Starks               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

William C. Tustin             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul A. Uhlman                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Miles J. Wallace              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John F. Wallin                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard B. Watts              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski         Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael P. Wolff              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward R. Bozek               Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Terri E. Bush                 Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Beth C. Dell                  Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779


         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant

David L. Immonen              Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Renee L. Martin               Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert M. Rossi               Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Denis McAuley                 Treasurer,                           --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Leslie K. Platt               Assistant Secretary,                 --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779


Item 30.    Location of Accounts and Records:
            All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

            Registrant                    5800 Corporate Drive
                                          Pittsburgh, PA  15237-7000


            Federated Services Company    Federated Investors Tower
            Transfer Agent, Dividend      1001 Liberty Avenue
            Disbursing Agent and          Pittsburgh, PA  15222-3779
            Portfolio Recordkeeper

            Federated Administrative      Federated Investors Tower
            Services                      1001 Liberty Avenue
                                          Pittsburgh, PA  15222-3779

            Federated Management..........Federated Investors Tower
            Investment Adviser............1001 Liberty Avenue
            ..............................Pittsburgh, PA  15222-3779

            State Street Bank and.........P.O. Box 8600
            Trust Company                 Boston, Massachusetts  02266
            Custodian

Item 31.    Management Services:  Not applicable.

Item 32.    Undertakings:

     Registrant hereby undertakes to comply with the provisions of Section 16(c) of the 1940 Act with respect to the removal of Directors and the calling of special shareholder meetings by shareholders.

     Registrant hereby undertakes to furnish each person to whom a prospectus is delivered, a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FEDERATED TOTAL RETURN SERIES, INC. certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 30th day of April, 1998.

                       FEDERATED TOTAL RETURN SERIES, INC.
                  BY: /s/ Anthony R. Bosch
                  Anthony R. Bosch, Assistant Secretary
                  Attorney in Fact for John F. Donahue
                  April 30, 1998

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

    NAME                            TITLE                         DATE
By: /s/ Anthony R. Bosch          Attorney In Fact            April 30, 1998
        Anthony R. Bosch          For the Persons
    ASSISTANT SECRETARY           Listed Below


    NAME                            TITLE
John F. Donahue*                  Chairman and Director
                                  (Chief Executive Officer)

Glen R. Johnson*                  President

J. Christopher Donahue*           Executive Vice President
                                  and Director

Edward C. Gonzales                Executive Vice President

John W. McGonigle*                Executive Vice President,
                                  Treasurer and Secretary (Principal
                                  Financial and Accounting Officer)

Thomas G. Bigley*                 Director

John T. Conroy, Jr.*              Director

Nicholas P. Constantakis*         Director

William J. Copeland*              Director

James E. Dowd*                    Director

Lawrence D. Ellis, M.D.*          Director

Edward L. Flaherty, Jr.*          Director

Peter E. Madden*                  Director

John E. Murray, Jr.*              Director

Wesley W. Posvar*                 Director

Marjorie P. Smuts*                Director

* By Power of Attorney